UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Aggressive Growth Portfolio

September 30, 2004

1.808772.100

VIPAG-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.2%
Gentex Corp.	200	$ 7,026
Johnson Controls, Inc.	200	11,362
		18,388
Hotels, Restaurants & Leisure - 4.1%
Brinker International, Inc. (a)	980	30,527
California Pizza Kitchen, Inc. (a)	730	15,951
Harrah's Entertainment, Inc.	280	14,834
Hilton Hotels Corp.	1,600	30,144
International Game Technology	450	16,178
Krispy Kreme Doughnuts, Inc. (a)	500	6,330
Mandalay Resort Group	260	17,849
Marriott International, Inc. Class A	570	29,617
Outback Steakhouse, Inc.	470	19,519
Royal Caribbean Cruises Ltd.	400	17,440
Starbucks Corp. (a)	540	24,548
Station Casinos, Inc.	500	24,520
Sunterra Corp. (a)	300	2,859
The Cheesecake Factory, Inc. (a)	430	18,662
Wendy's International, Inc.	1,200	40,320
Yum! Brands, Inc.	2,640	107,342
		416,640
Household Durables - 1.8%
Black & Decker Corp.	560	43,366
Fortune Brands, Inc.	900	66,681
Harman International Industries, Inc.	460	49,565
Mohawk Industries, Inc. (a)	240	19,054
		178,666
Internet & Catalog Retail - 0.0%
eDiets.com, Inc. (a)	100	349
Leisure Equipment & Products - 0.7%
Brunswick Corp.	900	41,184
Mattel, Inc.	500	9,065
Polaris Industries, Inc.	300	16,746
		66,995
Media - 2.2%
E.W. Scripps Co. Class A	1,040	49,691
Entercom Communications Corp. Class A (a)	220	7,185
Getty Images, Inc. (a)	470	25,991
Lamar Advertising Co. Class A (a)	300	12,483
NTL, Inc. (a)	440	27,311
Pixar (a)	400	31,560
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	100	1,004
Radio One, Inc. Class D (non-vtg.) (a)	300	4,269
The New York Times Co. Class A	500	19,550
Univision Communications, Inc. Class A (a)	700	22,127

	Shares	Value
Westwood One, Inc. (a)	650	$ 12,851
XM Satellite Radio Holdings, Inc. Class A (a)	200	6,204
		220,226
Multiline Retail - 0.8%
99 Cents Only Stores (a)	100	1,423
Big Lots, Inc. (a)	860	10,518
Dollar General Corp.	600	12,090
Dollar Tree Stores, Inc. (a)	830	22,369
Family Dollar Stores, Inc.	650	17,615
Nordstrom, Inc.	600	22,944
		86,959
Specialty Retail - 3.9%
Abercrombie & Fitch Co. Class A	700	22,050
AutoZone, Inc. (a)	190	14,678
Bed Bath & Beyond, Inc. (a)	800	29,688
Chico's FAS, Inc. (a)	1,200	41,040
Christopher & Banks Corp.	980	15,690
Circuit City Stores, Inc.	400	6,136
Foot Locker, Inc.	400	9,480
Hot Topic, Inc. (a)	140	2,386
Jo-Ann Stores, Inc. (a)	200	5,608
Kirkland's, Inc. (a)	300	2,820
Michaels Stores, Inc.	570	33,750
PETsMART, Inc.	1,590	45,140
Pier 1 Imports, Inc.	300	5,424
Ross Stores, Inc.	2,560	60,006
Select Comfort Corp. (a)	1,700	30,940
TJX Companies, Inc.	960	21,158
Weight Watchers International, Inc. (a)	700	27,174
Williams-Sonoma, Inc. (a)	580	21,779
		394,947
Textiles Apparel & Luxury Goods - 0.8%
Coach, Inc. (a)	1,790	75,932
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	140	3,940
NIKE, Inc. Class B	70	5,516
		85,388
TOTAL CONSUMER DISCRETIONARY		1,468,558
CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 0.8%
CVS Corp.	1,210	50,977
Whole Foods Market, Inc.	350	30,027
		81,004
Food Products - 1.1%
Del Monte Foods Co. (a)	3,200	33,568
Hershey Foods Corp.	1,100	51,381
McCormick & Co., Inc. (non-vtg.)	500	17,170
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Smithfield Foods, Inc. (a)	200	$ 5,000
Wm. Wrigley Jr. Co.	30	1,899
		109,018
Personal Products - 0.5%
Avon Products, Inc.	200	8,736
Estee Lauder Companies, Inc. Class A	800	33,440
Gillette Co.	200	8,348
		50,524
TOTAL CONSUMER STAPLES		240,546
ENERGY - 5.1%
Energy Equipment & Services - 3.9%
Baker Hughes, Inc.	2,800	122,416
BJ Services Co.	30	1,572
Cooper Cameron Corp. (a)	920	50,453
ENSCO International, Inc.	520	16,988
Halliburton Co.	200	6,738
Nabors Industries Ltd. (a)	290	13,732
Noble Corp. (a)	560	25,172
Patterson-UTI Energy, Inc.	1,580	30,131
Smith International, Inc. (a)	920	55,872
Weatherford International Ltd. (a)	1,330	67,857
		390,931
Oil & Gas - 1.2%
EOG Resources, Inc.	360	23,706
Pioneer Natural Resources Co.	1,310	45,169
Teekay Shipping Corp.	900	38,781
XTO Energy, Inc.	500	16,240
		123,896
TOTAL ENERGY		514,827
FINANCIALS - 3.4%
Capital Markets - 1.8%
Ameritrade Holding Corp. (a)	1,800	21,618
E*TRADE Financial Corp. (a)	2,200	25,124
Eaton Vance Corp. (non-vtg.)	770	31,100
Federated Investors, Inc. Class B (non-vtg.)	470	13,367
Investors Financial Services Corp.	100	4,513
Legg Mason, Inc.	750	39,953
SEI Investments Co.	500	16,840
T. Rowe Price Group, Inc.	360	18,338
Waddell & Reed Financial, Inc. Class A	730	16,060
		186,913
Commercial Banks - 0.6%
North Fork Bancorp, Inc., New York	360	16,002
Sumitomo Mitsui Financial Group, Inc.	3	17,178

	Shares	Value
Synovus Financial Corp.	830	$ 21,705
UnionBanCal Corp.	100	5,921
		60,806
Real Estate - 0.0%
Catellus Development Corp.	12	318
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp.	200	7,878
MGIC Investment Corp.	400	26,620
New York Community Bancorp, Inc.	1,220	25,059
Radian Group, Inc.	800	36,984
The PMI Group, Inc.	100	4,058
		100,599
TOTAL FINANCIALS		348,636
HEALTH CARE - 39.8%
Biotechnology - 15.2%
Affymetrix, Inc. (a)	400	12,284
Alkermes, Inc. (a)	200	2,308
Amylin Pharmaceuticals, Inc. (a)	800	16,416
Biogen Idec, Inc. (a)	5,800	354,786
Celgene Corp. (a)	820	47,749
Cephalon, Inc. (a)	400	19,160
Charles River Laboratories International, Inc. (a)	700	32,060
Dendreon Corp. (a)	400	3,364
DOV Pharmaceutical, Inc. (a)	1,800	30,852
Dyax Corp. (a)	1,000	7,640
Enzon Pharmaceuticals, Inc. (a)	600	9,570
Genentech, Inc. (a)	7,260	380,563
Genzyme Corp. - General Division (a)	70	3,809
Gilead Sciences, Inc. (a)	200	7,476
Harvard Bioscience, Inc. (a)	600	2,640
ICOS Corp. (a)	200	4,828
ImClone Systems, Inc. (a)	2,000	105,700
Invitrogen Corp. (a)	200	10,998
Medarex, Inc. (a)	3,900	28,782
MedImmune, Inc. (a)	2,100	49,770
Millennium Pharmaceuticals, Inc. (a)	10,000	137,100
Neurocrine Biosciences, Inc. (a)	50	2,358
ONYX Pharmaceuticals, Inc. (a)	400	17,204
Oscient Pharmaceuticals Corp. (a)	1,946	6,908
OSI Pharmaceuticals, Inc. (a)	100	6,146
Pharmion Corp.	2,700	139,579
Protein Design Labs, Inc. (a)	4,800	93,984
Trimeris, Inc. (a)	300	4,515
		1,538,549
Health Care Equipment & Supplies - 8.7%
Alcon, Inc.	900	72,180
Bausch & Lomb, Inc.	400	26,580
Baxter International, Inc.	3,000	96,480
Beckman Coulter, Inc.	500	28,060
Biomet, Inc.	4,820	225,962
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Boston Scientific Corp. (a)	1,300	$ 51,649
C.R. Bard, Inc.	1,200	67,956
Cooper Companies, Inc.	200	13,710
Cyberonics, Inc. (a)	100	2,046
Cytyc Corp. (a)	900	21,735
DENTSPLY International, Inc.	375	19,478
Edwards Lifesciences Corp. (a)	900	30,150
Given Imaging Ltd. (a)	300	11,535
Inverness Medical Innovations, Inc. (a)	300	6,240
ResMed, Inc. (a)	800	38,088
Waters Corp. (a)	600	26,460
Zimmer Holdings, Inc. (a)	1,780	140,691
		879,000
Health Care Providers & Services - 6.1%
AmerisourceBergen Corp.	210	11,279
Andrx Corp. (a)	400	8,944
Anthem, Inc. (a)	300	26,175
Caremark Rx, Inc. (a)	680	21,808
Cerner Corp. (a)	300	12,978
Community Health Systems, Inc. (a)	1,340	35,751
Covance, Inc. (a)	800	31,976
Coventry Health Care, Inc. (a)	1,425	76,052
DaVita, Inc. (a)	150	4,673
Health Management Associates, Inc. Class A	2,100	42,903
Henry Schein, Inc. (a)	400	24,924
Laboratory Corp. of America Holdings (a)	380	16,614
Lincare Holdings, Inc. (a)	1,980	58,826
McKesson Corp.	460	11,799
Medco Health Solutions, Inc. (a)	19	587
PacifiCare Health Systems, Inc. (a)	100	3,670
Patterson Companies, Inc. (a)	260	19,906
Pharmaceutical Product Development, Inc. (a)	500	18,000
Quest Diagnostics, Inc.	280	24,702
Renal Care Group, Inc. (a)	750	24,173
Specialty Laboratories, Inc. (a)	200	2,100
Tenet Healthcare Corp. (a)	1,500	16,185
Triad Hospitals, Inc. (a)	460	15,842
UnitedHealth Group, Inc.	1,010	74,477
Universal Health Services, Inc. Class B	700	30,450
		614,794
Pharmaceuticals - 9.8%
aaiPharma, Inc. (a)	200	310
Barr Pharmaceuticals, Inc. (a)	1,125	46,609
Elan Corp. PLC sponsored ADR (a)	14,400	336,960
Endo Pharmaceuticals Holdings, Inc. (a)	900	16,524
Eon Labs, Inc. (a)	200	4,340
Guilford Pharmaceuticals, Inc. (a)	2,400	12,000
Impax Laboratories, Inc. (a)	4,700	72,192

	Shares	Value
IVAX Corp. (a)	2,500	$ 47,875
MGI Pharma, Inc. (a)	3,200	85,408
Mylan Laboratories, Inc.	375	6,750
NitroMed, Inc.	5,372	128,068
Salix Pharmaceuticals Ltd. (a)	300	6,456
Schering-Plough Corp.	4,900	93,394
Sepracor, Inc. (a)	2,500	121,950
UCB SA	281	14,981
Watson Pharmaceuticals, Inc. (a)	200	5,892
		999,709
TOTAL HEALTH CARE		4,032,052
INDUSTRIALS - 9.0%
Aerospace & Defense - 1.7%
EADS NV	1,200	31,831
EDO Corp.	700	19,425
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,000	26,400
KVH Industries, Inc. (a)	100	722
Lockheed Martin Corp.	500	27,890
Precision Castparts Corp.	400	24,020
Rockwell Collins, Inc.	1,100	40,854
		171,142
Air Freight & Logistics - 0.1%
Expeditors International of Washington, Inc.	200	10,340
Ryder System, Inc.	100	4,704
		15,044
Airlines - 0.3%
Southwest Airlines Co.	2,000	27,240
Building Products - 0.6%
American Standard Companies, Inc. (a)	1,460	56,809
Trex Co., Inc. (a)	100	4,428
		61,237
Commercial Services & Supplies - 3.3%
Avery Dennison Corp.	230	15,129
Career Education Corp. (a)	500	14,215
ChoicePoint, Inc. (a)	200	8,530
Cintas Corp.	1,170	49,187
Corinthian Colleges, Inc. (a)	200	2,696
Education Management Corp. (a)	420	11,189
Equifax, Inc.	870	22,933
H&R Block, Inc.	1,240	61,281
Herman Miller, Inc.	560	13,804
HNI Corp.	300	11,874
Manpower, Inc.	70	3,114
Pitney Bowes, Inc.	860	37,926
Robert Half International, Inc.	3,100	79,887
		331,765
Construction & Engineering - 0.2%
Dycom Industries, Inc. (a)	500	14,195
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Granite Construction, Inc.	430	$ 10,277
MasTec, Inc. (a)	200	1,050
		25,522
Electrical Equipment - 0.1%
Rockwell Automation, Inc.	300	11,610
Industrial Conglomerates - 0.6%
3M Co.	270	21,592
Tyco International Ltd.	1,220	37,405
		58,997
Machinery - 0.9%
AGCO Corp. (a)	540	12,215
Astec Industries, Inc. (a)	800	15,296
Dover Corp.	600	23,322
ITT Industries, Inc.	460	36,795
Pall Corp.	200	4,896
SPX Corp.	100	3,540
		96,064
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	300	11,493
CSX Corp.	300	9,960
Norfolk Southern Corp.	700	20,818
Union Pacific Corp.	100	5,860
		48,131
Trading Companies & Distributors - 0.7%
Fastenal Co.	1,040	59,904
MSC Industrial Direct Co., Inc. Class A	200	6,816
		66,720
TOTAL INDUSTRIALS		913,472
INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 5.6%
Advanced Fibre Communications, Inc. (a)	300	4,770
Andrew Corp. (a)	500	6,120
Arris Group, Inc. (a)	100	522
AudioCodes Ltd. (a)	2,030	25,558
Avocent Corp. (a)	280	7,288
CIENA Corp. (a)	2,500	4,950
Cisco Systems, Inc. (a)	8,200	148,420
Corning, Inc. (a)	4,300	47,644
Enterasys Networks, Inc. (a)	3,320	5,312
Extreme Networks, Inc. (a)	400	1,780
Finisar Corp. (a)	6,600	8,580
InterDigital Communication Corp. (a)	300	4,896
JDS Uniphase Corp. (a)	2,400	8,088
Juniper Networks, Inc. (a)	2,900	68,440
Marconi Corp. PLC (a)	1,851	19,487
Motorola, Inc.	300	5,412
Polycom, Inc. (a)	280	5,550

	Shares	Value
Powerwave Technologies, Inc. (a)	1,000	$ 6,160
QUALCOMM, Inc.	3,300	128,832
Redback Networks, Inc. (a)	3,000	15,660
SafeNet, Inc. (a)	1,200	31,656
Sycamore Networks, Inc. (a)	900	3,402
Tellabs, Inc. (a)	1,300	11,947
		570,474
Computers & Peripherals - 1.8%
Brocade Communications Systems, Inc. (a)	1,110	6,272
Diebold, Inc.	1,460	68,182
Electronics for Imaging, Inc. (a)	415	6,740
Hutchinson Technology, Inc. (a)	100	2,673
Lexmark International, Inc. Class A (a)	1,040	87,370
Maxtor Corp. (a)	900	4,680
Seagate Technology	350	4,732
Western Digital Corp. (a)	800	7,032
		187,681
Electronic Equipment & Instruments - 1.0%
Arrow Electronics, Inc. (a)	400	9,032
CDW Corp.	350	20,311
Celestica, Inc. (sub. vtg.) (a)	200	2,544
Ingram Micro, Inc. Class A (a)	200	3,220
KEMET Corp. (a)	700	5,663
Sanmina-SCI Corp. (a)	1,000	7,050
Solectron Corp. (a)	5,300	26,235
Symbol Technologies, Inc.	1,900	24,016
		98,071
Internet Software & Services - 0.8%
Ask Jeeves, Inc. (a)	300	9,813
Interwoven, Inc. (a)	600	4,344
Retek, Inc. (a)	634	2,891
Sina Corp. (a)	100	2,549
VeriSign, Inc. (a)	300	5,964
Vignette Corp. (a)	4,670	6,211
Yahoo!, Inc. (a)	1,400	47,474
		79,246
IT Services - 1.8%
Anteon International Corp. (a)	100	3,665
BearingPoint, Inc. (a)	400	3,576
Computer Sciences Corp. (a)	100	4,710
DST Systems, Inc. (a)	400	17,788
Fiserv, Inc. (a)	790	27,539
Infosys Technologies Ltd. sponsored ADR	900	50,940
Iron Mountain, Inc. (a)	400	13,540
Paychex, Inc.	250	7,538
SunGard Data Systems, Inc. (a)	1,950	46,352
The BISYS Group, Inc. (a)	400	5,844
		181,492
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 1.4%
Xerox Corp. (a)	500	$ 7,040
Zebra Technologies Corp. Class A (a)	2,143	130,744
		137,784
Semiconductors & Semiconductor Equipment - 5.6%
Agere Systems, Inc.:
Class A (a)	4,831	5,073
Class B (a)	4,000	4,080
Altera Corp. (a)	1,600	31,312
Conexant Systems, Inc. (a)	4,490	7,229
Cree, Inc. (a)	300	9,159
Integrated Circuit Systems, Inc. (a)	1,600	34,400
Integrated Device Technology, Inc. (a)	1,800	17,154
Intel Corp.	400	8,024
Intersil Corp. Class A	2,600	41,418
KLA-Tencor Corp. (a)	80	3,318
Lam Research Corp. (a)	1,200	26,256
Linear Technology Corp.	1,000	36,240
Microchip Technology, Inc.	6,150	165,066
Micron Technology, Inc. (a)	840	10,105
Novellus Systems, Inc. (a)	900	23,931
NVIDIA Corp. (a)	39	566
Photronics, Inc. (a)	1,900	31,578
PMC-Sierra, Inc. (a)	7,016	61,811
Rambus, Inc. (a)	300	4,707
Silicon Laboratories, Inc. (a)	80	2,647
STMicroelectronics NV (NY Shares)	1,800	31,104
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	36	257
United Microelectronics Corp. sponsored ADR (a)	111	375
Varian Semiconductor Equipment Associates, Inc. (a)	300	9,270
		565,080
Software - 2.1%
Adobe Systems, Inc.	1,150	56,891
BEA Systems, Inc. (a)	2,300	15,893
BMC Software, Inc. (a)	460	7,273
Citrix Systems, Inc. (a)	1,150	20,148
Cognos, Inc. (a)	200	7,152
E.piphany, Inc. (a)	731	2,946
FileNET Corp. (a)	490	8,555
Jack Henry & Associates, Inc.	440	8,259
Manhattan Associates, Inc. (a)	100	2,442
Mercury Interactive Corp. (a)	914	31,880

	Shares	Value
Parametric Technology Corp. (a)	3,204	$ 16,917
Siebel Systems, Inc. (a)	4,710	35,513
		213,869
TOTAL INFORMATION TECHNOLOGY		2,033,697
MATERIALS - 2.6%
Chemicals - 1.0%
Dow Chemical Co.	400	18,072
Ferro Corp.	700	15,267
Great Lakes Chemical Corp.	400	10,240
International Flavors & Fragrances, Inc.	300	11,460
Olin Corp.	820	16,400
Praxair, Inc.	700	29,918
		101,357
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	860	13,760
Pactiv Corp. (a)	400	9,300
Sealed Air Corp. (a)	830	38,471
		61,531
Metals & Mining - 1.0%
Freeport-McMoRan Copper & Gold, Inc. Class B	790	31,995
Massey Energy Co.	770	22,276
Metal Management, Inc. (a)	200	3,636
Nucor Corp.	100	9,137
Phelps Dodge Corp.	400	36,812
		103,856
TOTAL MATERIALS		266,744
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.0%
Philippine Long Distance Telephone Co. sponsored ADR (a)	200	5,008
XO Communications, Inc. (a)	400	1,264
		6,272
Wireless Telecommunication Services - 0.6%
Alamosa Holdings, Inc. (a)	500	3,820
America Movil SA de CV sponsored ADR	100	3,903
Arch Wireless, Inc. Class A (a)	300	8,619
KDDI Corp.	4	19,450
MobilCom AG	483	7,010
NII Holdings, Inc. (a)	100	4,121
Wireless Facilities, Inc. (a)	1,500	10,455
		57,378
TOTAL TELECOMMUNICATION SERVICES		63,650
TOTAL COMMON STOCKS (Cost $8,932,990)		9,882,182
Money Market Funds - 1.3%
	Shares	Value
Fidelity Cash Central Fund, 1.74% (b) (Cost $131,751)	131,751	$ 131,751
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.72%, dated 9/30/04 due 10/1/04) (Cost $27,000)	$ 27,001	27,000
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $9,091,741)		10,040,933
NET OTHER ASSETS - 0.9%		89,787
NET ASSETS - 100%		$ 10,130,720
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $9,128,195. Net unrealized appreciation aggregated $912,738, of which $1,664,527 related to appreciated investment securities and $751,789 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Balanced Portfolio

September 30, 2004

1.808794.100

VIPBAL-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 54.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp. unit	21,100	$ 997,819
Media - 10.4%
E.W. Scripps Co. Class A	83,600	3,994,408
EchoStar Communications Corp. Class A (a)	507,679	15,798,970
News Corp. Ltd. ADR	70,500	2,317,335
Omnicom Group, Inc.	178,100	13,011,986
		35,122,699
Multiline Retail - 1.5%
Barneys, Inc. warrants 4/1/08 (a)	120	7,320
Kohl's Corp. (a)	108,500	5,228,615
		5,235,935
Textiles Apparel & Luxury Goods - 0.3%
Liz Claiborne, Inc.	29,000	1,093,880
TOTAL CONSUMER DISCRETIONARY		42,450,333
CONSUMER STAPLES - 8.3%
Beverages - 0.5%
The Coca-Cola Co.	43,600	1,746,180
Food & Staples Retailing - 3.7%
Costco Wholesale Corp.	61,600	2,560,096
Wal-Mart Stores, Inc.	138,400	7,362,880
Walgreen Co.	72,800	2,608,424
		12,531,400
Food Products - 0.4%
McCormick & Co., Inc. (non-vtg.)	29,300	1,006,162
Unilever PLC sponsored ADR	10,400	343,408
		1,349,570
Household Products - 1.5%
Colgate-Palmolive Co.	29,000	1,310,220
Kimberly-Clark Corp.	58,100	3,752,679
		5,062,899
Personal Products - 1.5%
Gillette Co.	122,400	5,108,976
Tobacco - 0.7%
Altria Group, Inc.	47,950	2,255,568
TOTAL CONSUMER STAPLES		28,054,593
ENERGY - 2.6%
Oil & Gas - 2.6%
BP PLC sponsored ADR	46,100	2,652,133
Exxon Mobil Corp.	124,832	6,033,131
		8,685,264

	Shares	Value
FINANCIALS - 13.0%
Capital Markets - 6.6%
Goldman Sachs Group, Inc.	56,200	$ 5,240,088
Merrill Lynch & Co., Inc.	140,400	6,980,688
Morgan Stanley	205,100	10,111,430
		22,332,206
Commercial Banks - 3.1%
Wells Fargo & Co.	178,200	10,626,066
Consumer Finance - 0.6%
American Express Co.	35,600	1,831,976
Insurance - 2.7%
Allstate Corp.	43,300	2,077,967
American International Group, Inc.	68,350	4,647,117
PartnerRe Ltd.	19,200	1,050,048
St. Paul Travelers Companies, Inc.	45,249	1,495,932
		9,271,064
TOTAL FINANCIALS		44,061,312
HEALTH CARE - 1.8%
Biotechnology - 0.2%
Amgen, Inc. (a)	9,600	544,128
Health Care Equipment & Supplies - 0.7%
Alcon, Inc.	20,800	1,668,160
Medtronic, Inc.	14,300	742,170
		2,410,330
Pharmaceuticals - 0.9%
Allergan, Inc.	16,500	1,197,075
Pfizer, Inc.	63,700	1,949,220
		3,146,295
TOTAL HEALTH CARE		6,100,753
INDUSTRIALS - 2.7%
Aerospace & Defense - 0.7%
Lockheed Martin Corp.	19,500	1,087,710
Northrop Grumman Corp.	27,800	1,482,574
		2,570,284
Airlines - 0.4%
Continental Airlines, Inc. Class B (a)	97,900	834,108
Southwest Airlines Co.	31,200	424,944
		1,259,052
Industrial Conglomerates - 1.3%
General Electric Co.	127,800	4,291,524
Road & Rail - 0.3%
Union Pacific Corp.	19,900	1,166,140
TOTAL INDUSTRIALS		9,287,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 0.9%
Cisco Systems, Inc. (a)	171,200	$ 3,098,720
Computers & Peripherals - 0.3%
Diebold, Inc.	25,500	1,190,850
IT Services - 0.4%
Paychex, Inc.	39,600	1,193,940
Software - 2.0%
Microsoft Corp.	244,200	6,752,130
TOTAL INFORMATION TECHNOLOGY		12,235,640
MATERIALS - 1.8%
Containers & Packaging - 1.8%
Packaging Corp. of America	25,900	633,773
Smurfit-Stone Container Corp. (a)	289,306	5,603,857
		6,237,630
TELECOMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 7.2%
BellSouth Corp.	414,900	11,252,088
SBC Communications, Inc.	134,570	3,492,092
Telewest Global, Inc. (a)	5,008	58,193
Verizon Communications, Inc.	241,700	9,518,146
		24,320,519
Wireless Telecommunication Services - 0.0%
DigitalGlobe, Inc. (e)	163	163
TOTAL TELECOMMUNICATION SERVICES		24,320,682
UTILITIES - 0.6%
Electric Utilities - 0.6%
Entergy Corp.	34,300	2,078,923
TOTAL COMMON STOCKS (Cost $162,167,922)		183,512,130
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
PRIMEDIA, Inc. Series D, 10.00%	80	7,440
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $7,680)		7,440
Corporate Bonds - 13.2%
	Principal Amount	Value
Convertible Bonds - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. liquid yield option note 0% 8/1/20	$ 410,000	$ 226,525
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Nextel Communications, Inc. 5.25% 1/15/10	150,000	148,125
TOTAL CONVERTIBLE BONDS		374,650
Nonconvertible Bonds - 13.1%
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.1%
DaimlerChrysler NA Holding Corp. 7.2% 9/1/09	150,000	168,835
Dana Corp.:
6.5% 3/1/09	30,000	31,950
9% 8/15/11	30,000	36,150
Delco Remy International, Inc. 9.375% 4/15/12	55,000	54,175
Stoneridge, Inc. 11.5% 5/1/12	15,000	17,025
Visteon Corp.:
7% 3/10/14	55,000	52,319
8.25% 8/1/10	45,000	47,475
		407,929
Automobiles - 0.3%
General Motors Corp.:
7.2% 1/15/11	500,000	529,534
8.25% 7/15/23	350,000	368,167
8.375% 7/15/33	120,000	127,413
		1,025,114
Hotels, Restaurants & Leisure - 0.3%
Argosy Gaming Co. 7% 1/15/14	40,000	41,400
Friendly Ice Cream Corp. 8.375% 6/15/12	15,000	14,325
Gaylord Entertainment Co. 8% 11/15/13	40,000	42,052
Host Marriott LP 7.125% 11/1/13	35,000	36,663
Mandalay Resort Group 6.5% 7/31/09	95,000	98,325
MGM MIRAGE:
5.875% 2/27/14	90,000	86,850
9.75% 6/1/07	15,000	16,688
Mohegan Tribal Gaming Authority 6.375% 7/15/09	80,000	83,000
Morton's Restaurant Group, Inc. 7.5% 7/1/10	30,000	28,650
NCL Corp. Ltd. 10.625% 7/15/14 (e)	90,000	94,275
Penn National Gaming, Inc. 6.875% 12/1/11	90,000	92,250
Six Flags, Inc.:
8.875% 2/1/10	25,000	23,438
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Six Flags, Inc.: - continued
9.625% 6/1/14	$ 130,000	$ 121,875
Station Casinos, Inc. 6% 4/1/12	60,000	61,650
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	15,000	16,463
Vail Resorts, Inc. 6.75% 2/15/14	40,000	40,100
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	125,000	143,438
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (e)	26,000	27,820
Wheeling Island Gaming, Inc. 10.125% 12/15/09	100,000	105,750
		1,175,012
Household Durables - 0.1%
Standard Pacific Corp. 7.75% 3/15/13	150,000	162,750
WCI Communities, Inc. 7.875% 10/1/13	40,000	42,300
		205,050
Internet & Catalog Retail - 0.0%
J. Crew Operating Corp. 10.375% 10/15/07	120,000	122,400
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14 (e)	30,000	31,800
True Temper Sports, Inc. 8.375% 9/15/11	20,000	18,400
		50,200
Media - 0.9%
Advanstar Communications, Inc. 10.75% 8/15/10	40,000	44,200
AMC Entertainment, Inc. 9.875% 2/1/12	35,000	36,400
AOL Time Warner, Inc. 7.625% 4/15/31	200,000	230,200
Cablevision Systems Corp.:
5.66% 4/1/09 (e)(g)	90,000	93,600
8% 4/15/12 (e)	130,000	135,200
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11	20,000	21,150
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (e)	80,000	79,600
Corus Entertainment, Inc. 8.75% 3/1/12	240,000	264,600
Cox Communications, Inc. 7.125% 10/1/12	195,000	211,591
CSC Holdings, Inc.:
7.625% 4/1/11	170,000	178,925
7.625% 7/15/18	20,000	20,500

	Principal Amount	Value
Dex Media, Inc.:
0% 11/15/13 (d)	$ 45,000	$ 32,850
8% 11/15/13	110,000	115,225
EchoStar DBS Corp. 10.375% 10/1/07	165,000	173,564
Houghton Mifflin Co. 9.875% 2/1/13	85,000	89,250
Kabel Deutschland GmbH 10.625% 7/1/14 (e)	40,000	43,600
LBI Media Holdings, Inc. 0% 10/15/13 (d)	90,000	64,800
LBI Media, Inc. 10.125% 7/15/12	160,000	178,800
Liberty Media Corp. 8.25% 2/1/30	250,000	277,478
Loews Cineplex Entertainment Corp. 9% 8/1/14 (e)	80,000	82,400
Nexstar Broadcasting, Inc. 7% 1/15/14	60,000	59,100
PanAmSat Corp. 9% 8/15/14 (e)	40,000	41,700
PEI Holdings, Inc. 11% 3/15/10	27,000	31,253
PRIMEDIA, Inc. 7.625% 4/1/08	260,000	257,400
Time Warner, Inc. 6.625% 5/15/29	105,000	108,282
Videotron LTEE 6.875% 1/15/14	30,000	30,750
		2,902,418
Multiline Retail - 0.1%
Barneys, Inc. 9% 4/1/08	120,000	125,100
Dillard's, Inc. 6.69% 8/1/07	125,000	129,375
		254,475
Specialty Retail - 0.1%
Asbury Automotive Group, Inc.:
8% 3/15/14	145,000	141,738
9% 6/15/12	45,000	47,138
Blockbuster, Inc. 9% 9/1/12 (e)	60,000	61,950
CSK Automotive, Inc. 7% 1/15/14	20,000	19,500
General Nutrition Centers, Inc. 8.5% 12/1/10	30,000	30,750
Sonic Automotive, Inc. 8.625% 8/15/13	90,000	94,950
		396,026
TOTAL CONSUMER DISCRETIONARY		6,538,624
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.3%
Jean Coutu Group, Inc.:
7.625% 8/1/12 (e)	30,000	30,525
8.5% 8/1/14 (e)	70,000	69,300
Kroger Co. 6.8% 4/1/11	195,000	218,484
NeighborCare, Inc. 6.875% 11/15/13	75,000	78,000
Rite Aid Corp.:
6% 12/15/05 (e)	35,000	35,263
8.125% 5/1/10	60,000	62,700
9.5% 2/15/11	60,000	65,700
Safeway, Inc. 6.5% 3/1/11	190,000	207,663
Stater Brothers Holdings, Inc.:
5.38% 6/15/10 (g)	60,000	60,900
8.125% 6/15/12	40,000	41,800
		870,335
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Food Products - 0.2%
Corn Products International, Inc. 8.25% 7/15/07	$ 175,000	$ 192,500
Del Monte Corp. 9.25% 5/15/11	145,000	160,225
Doane Pet Care Co. 10.75% 3/1/10	45,000	48,150
Hines Nurseries, Inc. 10.25% 10/1/11	20,000	21,200
Pierre Foods, Inc. 9.875% 7/15/12 (e)	30,000	30,900
Reddy Ice Group, Inc. 8.875% 8/1/11	20,000	21,500
United Agriculture Products, Inc. 8.25% 12/15/11 (e)	30,000	32,250
		506,725
Personal Products - 0.0%
Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV 10.75% 5/15/11	40,000	44,800
Tobacco - 0.1%
Altria Group, Inc. 7% 11/4/13	175,000	182,589
Philip Morris Companies, Inc. 7.75% 1/15/27	275,000	290,484
		473,073
TOTAL CONSUMER STAPLES		1,894,933
ENERGY - 0.9%
Energy Equipment & Services - 0.1%
Grant Prideco, Inc. 9% 12/15/09	20,000	22,400
Hanover Compressor Co.:
8.625% 12/15/10	30,000	32,550
9% 6/1/14	30,000	32,925
Pride International, Inc. 7.375% 7/15/14 (e)	40,000	44,050
Seabulk International, Inc. 9.5% 8/15/13	80,000	82,800
		214,725
Oil & Gas - 0.8%
Amerada Hess Corp.:
6.65% 8/15/11	25,000	27,603
7.125% 3/15/33	75,000	80,527
7.375% 10/1/09	60,000	67,431
Belden & Blake Corp. 8.75% 7/15/12 (e)	50,000	53,000
Chesapeake Energy Corp.:
7.5% 9/15/13	70,000	76,388
7.5% 6/15/14	40,000	43,600
El Paso Corp.:
7% 5/15/11	90,000	86,063
7.875% 6/15/12	120,000	118,200
El Paso Energy Corp.:
6.95% 12/15/07	55,000	55,000
7.375% 12/15/12	30,000	28,650

	Principal Amount	Value
El Paso Production Holding Co. 7.75% 6/1/13	$ 180,000	$ 178,200
Empresa Nacional de Petroleo 6.75% 11/15/12 (e)	120,000	133,778
Enterprise Products Operating LP:
4.625% 10/15/09 (e)(f)	45,000	45,374
5.6% 10/15/14 (e)(f)	30,000	30,228
EXCO Resources, Inc. 7.25% 1/15/11	30,000	31,800
General Maritime Corp. 10% 3/15/13	120,000	136,200
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	20,000	25,000
KCS Energy, Inc. 7.125% 4/1/12	40,000	41,200
Kinder Morgan Energy Partners LP 7.125% 3/15/12	70,000	79,737
Overseas Shipholding Group, Inc. 8.25% 3/15/13	110,000	121,550
Plains Exploration & Production Co. 7.125% 6/15/14 (e)	40,000	43,600
Plains Exploration & Production Co. Series B, 8.75% 7/1/12	60,000	67,500
Range Resources Corp. 7.375% 7/15/13	110,000	116,050
Ship Finance International Ltd. 8.5% 12/15/13	360,000	360,000
Teekay Shipping Corp. 8.875% 7/15/11	100,000	114,000
The Coastal Corp.:
6.5% 5/15/06	15,000	15,225
6.5% 6/1/08	75,000	72,750
7.5% 8/15/06	90,000	92,925
7.625% 9/1/08	10,000	10,038
7.75% 6/15/10	35,000	35,000
Williams Companies, Inc.:
7.125% 9/1/11	235,000	257,913
7.5% 1/15/31	10,000	10,050
7.625% 7/15/19	105,000	114,975
8.75% 3/15/32	25,000	27,875
		2,797,430
TOTAL ENERGY		3,012,155
FINANCIALS - 4.5%
Capital Markets - 0.8%
Amvescap PLC yankee 6.6% 5/15/05	35,000	35,801
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (e)	150,000	162,000
Credit Suisse First Boston (USA), Inc. 6.5% 1/15/12	200,000	222,182
Equinox Holdings Ltd. 9% 12/15/09	20,000	20,600
Goldman Sachs Group, Inc.:
5.25% 10/15/13	500,000	503,435
6.6% 1/15/12	410,000	457,874
Merrill Lynch & Co., Inc. 4.125% 1/15/09	700,000	705,620
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
3.875% 1/15/09	$ 500,000	$ 500,055
4.75% 4/1/14	100,000	96,808
6.6% 4/1/12	160,000	178,415
		2,882,790
Commercial Banks - 0.4%
Bank of America Corp.:
6.25% 4/15/12	125,000	138,177
7.4% 1/15/11	200,000	233,089
Export-Import Bank of Korea:
4.125% 2/10/09 (e)	50,000	49,988
5.25% 2/10/14 (e)	155,000	157,057
Fleet Financial Group, Inc. 7.125% 4/15/06	140,000	149,025
Korea Development Bank 3.875% 3/2/09	250,000	247,547
PNC Funding Corp. 5.75% 8/1/06	155,000	162,392
Wachovia Corp. 4.875% 2/15/14	90,000	89,694
		1,226,969
Consumer Finance - 0.8%
American General Finance Corp. 2.75% 6/15/08	820,000	792,308
Capital One Bank:
4.875% 5/15/08	125,000	129,467
5% 6/15/09	250,000	258,899
Ford Motor Credit Co. 7.375% 10/28/09	525,000	575,051
Household Finance Corp.:
6.375% 10/15/11	260,000	286,573
7% 5/15/12	40,000	45,778
Household International, Inc. 8.875% 2/15/08	150,000	161,682
MBNA Corp.:
6.25% 1/17/07	120,000	127,095
7.5% 3/15/12	175,000	202,336
		2,579,189
Diversified Financial Services - 2.1%
Ahold Finance USA, Inc.:
6.875% 5/1/29	50,000	47,500
8.25% 7/15/10	150,000	168,000
Alliance Capital Management LP 5.625% 8/15/06	150,000	156,933
Bellsouth Capital Funding Corp. 7.875% 2/15/30	115,000	138,927
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	120,000	128,100
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (e)	60,000	60,900
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:

	Principal Amount	Value
0% 5/15/11 (d)	$ 116,000	$ 71,920
9.625% 11/15/09	170,000	134,300
CMS Energy X-TRAS pass thru trust certificates 7% 1/15/05	75,000	75,188
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13	70,000	74,550
Deutsche Telekom International Finance BV 8.75% 6/15/30	250,000	323,145
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	39,000	45,923
El Paso Energy Partners LP/El Paso Energy Partners Finance Corp. 8.5% 6/1/11	17,000	18,849
EnCana Holdings Finance Corp. 5.8% 5/1/14	80,000	84,950
Gemstone Investor Ltd./Gemstone Investor, Inc. 7.71% 10/31/04 (e)	50,000	50,563
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	130,000	147,550
Huntsman Advanced Materials LLC 11% 7/15/10 (e)	40,000	46,300
Hutchison Whampoa International 03/13 Ltd. 6.5% 2/13/13 (e)	55,000	57,929
Hutchison Whampoa International 03/33 Ltd.:
6.25% 1/24/14 (e)	120,000	123,142
7.45% 11/24/33 (e)	85,000	88,084
Inmarsat Finance PLC 7.625% 6/30/12 (e)	50,000	49,500
Ispat Inland ULC 9.75% 4/1/14	70,000	77,000
J.P. Morgan Chase & Co. 6.75% 2/1/11	635,000	714,411
Level 3 Financing, Inc. 10.75% 10/15/11 (e)	55,000	46,200
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (e)	145,000	149,601
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	105,000	107,625
NiSource Finance Corp. 7.875% 11/15/10	335,000	395,882
Pemex Project Funding Master Trust:
6.125% 8/15/08	400,000	420,000
7.875% 2/1/09 (g)	180,000	200,700
Petronas Capital Ltd. 7% 5/22/12 (e)	395,000	449,973
Qwest Capital Funding, Inc.:
7% 8/3/09	60,000	55,200
7.75% 8/15/06	270,000	271,013
Rabobank Capital Funding Trust II 5.26% 12/31/49 (e)(g)	415,000	418,660
Refco Finance Holdings LLC/Refco Finance, Inc. 9% 8/1/12 (e)	100,000	106,000
Sprint Capital Corp. 6.875% 11/15/28	295,000	309,423
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.875% 12/15/13	30,000	30,825
Telecom Italia Capital:
4.95% 9/30/14 (e)	95,000	92,825
5.25% 11/15/13 (e)	250,000	254,717
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
U.S. West Capital Funding, Inc. 6.375% 7/15/08	$ 45,000	$ 41,513
UGS Corp. 10% 6/1/12 (e)	35,000	37,975
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	80,000	93,200
Verizon Global Funding Corp.:
7.25% 12/1/10	385,000	443,912
7.75% 12/1/30	200,000	239,524
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11	30,000	32,400
		7,080,832
Insurance - 0.0%
Principal Life Global Funding I 6.25% 2/15/12 (e)	85,000	93,841
Real Estate - 0.3%
BRE Properties, Inc. 5.95% 3/15/07	250,000	263,813
EOP Operating LP:
7% 7/15/11	200,000	224,683
8.1% 8/1/10	200,000	232,988
Senior Housing Properties Trust:
7.875% 4/15/15	40,000	43,400
8.625% 1/15/12	80,000	89,000
Simon Property Group LP 5.625% 8/15/14 (e)	200,000	204,928
		1,058,812
Thrifts & Mortgage Finance - 0.1%
Countrywide Home Loans, Inc. 4% 3/22/11	250,000	242,790
Independence Community Bank Corp. 3.75% 4/1/14 (g)	95,000	92,283
Washington Mutual, Inc. 4.375% 1/15/08	90,000	92,128
		427,201
TOTAL FINANCIALS		15,349,634
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
Medical Device Manufacturing, Inc. 10% 7/15/12 (e)	40,000	42,400
Health Care Providers & Services - 0.3%
AmeriPath, Inc. 10.5% 4/1/13	105,000	107,100
Concentra Operating Corp. 9.125% 6/1/12 (e)	10,000	10,950
Genesis HealthCare Corp. 8% 10/15/13	20,000	21,700
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14 (e)	155,000	161,975
Mariner Health Care, Inc. 8.25% 12/15/13 (e)	40,000	42,600
National Nephrology Associates, Inc. 9% 11/1/11 (e)	30,000	34,689

	Principal Amount	Value
Psychiatric Solutions, Inc. 10.625% 6/15/13	$ 45,000	$ 50,963
Rotech Healthcare, Inc. 9.5% 4/1/12	75,000	80,250
Tenet Healthcare Corp.:
6.375% 12/1/11	65,000	58,013
7.375% 2/1/13	150,000	139,500
U.S. Oncology, Inc.:
9% 8/15/12 (e)	170,000	174,250
10.75% 8/15/14 (e)	90,000	92,700
		974,690
TOTAL HEALTH CARE		1,017,090
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.2%
BE Aerospace, Inc.:
8% 3/1/08	65,000	64,025
8.875% 5/1/11	25,000	25,313
9.5% 11/1/08	135,000	139,894
Bombardier, Inc. 6.3% 5/1/14 (e)	400,000	345,455
Raytheon Co. 8.3% 3/1/10	150,000	179,318
		754,005
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	115,000	100,625
6.977% 11/23/22	11,499	10,004
7.377% 5/23/19	99,781	56,875
7.379% 5/23/16	75,970	43,303
7.8% 4/1/08	10,000	8,350
8.608% 10/1/12	75,000	63,375
10.18% 1/2/13	45,000	25,200
Continental Airlines, Inc. pass thru trust certificates:
6.748% 9/15/18	7,744	5,886
6.9% 7/2/18	75,939	58,473
7.373% 12/15/15	85,423	65,776
7.568% 12/1/06	40,000	28,400
7.73% 9/15/12	30,423	21,905
8.312% 10/2/12	32,466	23,375
8.321% 11/1/06	10,000	9,300
8.388% 5/1/22	21,919	16,220
8.499% 11/1/12	34,732	25,354
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	20,000	7,600
7.57% 11/18/10	45,000	40,413
7.779% 1/2/12	354,807	124,183
7.92% 5/18/12	75,000	37,500
Northwest Airlines, Inc. 7.875% 3/15/08	255,000	172,125
Northwest Airlines, Inc. pass thru trust certificates:
7.068% 7/2/17	24,306	19,445
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Northwest Airlines, Inc. pass thru trust certificates: - continued
7.626% 4/1/10	$ 82,559	$ 62,744
7.67% 1/2/15	21,263	17,010
		1,043,441
Building Products - 0.1%
Building Materials Corp. of America 7.75% 8/1/14 (e)	80,000	80,000
Mueller Group, Inc. 6.4438% 11/1/11 (g)	80,000	82,400
Nortek, Inc. 8.5% 9/1/14 (e)	90,000	94,050
		256,450
Commercial Services & Supplies - 0.1%
Allied Security Escrow Corp. 11.375% 7/15/11 (e)	40,000	42,200
Allied Waste North America, Inc.:
5.75% 2/15/11	40,000	37,800
6.375% 4/15/11	40,000	39,200
7.625% 1/1/06	30,000	31,275
American Color Graphics, Inc. 10% 6/15/10	20,000	15,500
Cenveo Corp. 7.875% 12/1/13	15,000	14,438
		180,413
Construction & Engineering - 0.0%
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13	30,000	25,875
Machinery - 0.2%
Case New Holland, Inc. 9.25% 8/1/11 (e)	60,000	67,200
Cummins, Inc. 9.5% 12/1/10 (g)	50,000	57,500
Dresser, Inc. 9.375% 4/15/11	20,000	21,950
Invensys PLC 9.875% 3/15/11 (e)	155,000	159,263
Terex Corp.:
7.375% 1/15/14	40,000	42,000
9.25% 7/15/11	195,000	216,938
		564,851
Marine - 0.0%
Horizon Lines LLC/Holdings Corp. 9% 11/1/12 (e)	30,000	31,650
OMI Corp. 7.625% 12/1/13	45,000	46,575
		78,225
Road & Rail - 0.0%
TFM SA de CV yankee:
10.25% 6/15/07	20,000	20,550
11.75% 6/15/09	60,000	60,300
		80,850
TOTAL INDUSTRIALS		2,984,110
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Corning, Inc. 6.2% 3/15/16	40,000	39,100

	Principal Amount	Value
L-3 Communications Corp. 6.125% 1/15/14	$ 70,000	$ 70,175
Nortel Networks Corp. 6.125% 2/15/06	80,000	81,400
		190,675
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11	200,000	208,500
Flextronics International Ltd. 6.5% 5/15/13	20,000	20,400
Sanmina-SCI Corp. 10.375% 1/15/10	85,000	97,538
Solectron Corp. 7.375% 3/1/06	115,000	119,313
		445,751
IT Services - 0.0%
Iron Mountain, Inc. 6.625% 1/1/16	80,000	77,600
Office Electronics - 0.1%
Xerox Corp.:
7.125% 6/15/10	60,000	63,600
7.625% 6/15/13	70,000	75,600
		139,200
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc.:
4.38% 7/15/09 (e)(g)	70,000	72,100
6.875% 7/15/11 (e)	80,000	83,000
7.125% 7/15/14 (e)	50,000	52,000
Semiconductor Note Participation Trust 0% 8/4/11 (e)	105,000	143,850
Viasystems, Inc. 10.5% 1/15/11	110,000	105,050
		456,000
TOTAL INFORMATION TECHNOLOGY		1,309,226
MATERIALS - 1.1%
Chemicals - 0.3%
America Rock Salt Co. LLC 9.5% 3/15/14 (e)	50,000	51,750
Berry Plastics Corp. 10.75% 7/15/12	60,000	67,800
Crompton Corp. 9.875% 8/1/12 (e)	60,000	63,900
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	110,000	124,850
Geon Co. 6.875% 12/15/05	15,000	15,525
Huntsman ICI Holdings LLC 0% 12/31/09	55,000	29,150
Huntsman International LLC 9.875% 3/1/09	60,000	65,550
Innophos, Inc. 8.875% 8/15/14 (e)	20,000	21,250
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)	45,000	37,125
Lubrizol Corp.:
4.625% 10/1/09	80,000	80,015
5.5% 10/1/14	35,000	34,761
6.5% 10/1/34	65,000	63,409
Lyondell Chemical Co.:
9.5% 12/15/08	25,000	27,156
9.625% 5/1/07	30,000	32,400
Methanex Corp. yankee 7.75% 8/15/05	155,000	161,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
Millennium America, Inc.:
9.25% 6/15/08	$ 40,000	$ 43,750
9.25% 6/15/08 (e)	30,000	32,813
Nalco Co. 7.75% 11/15/11	50,000	53,250
PolyOne Corp.:
8.875% 5/1/12	45,000	46,013
10.625% 5/15/10	25,000	27,313
The Scotts Co. 6.625% 11/15/13	50,000	52,500
		1,131,480
Construction Materials - 0.1%
Texas Industries, Inc. 10.25% 6/15/11	140,000	160,650
U.S. Concrete, Inc. 8.375% 4/1/14	50,000	53,000
		213,650
Containers & Packaging - 0.3%
Anchor Glass Container Corp. 11% 2/15/13	60,000	67,800
BWAY Corp. 10% 10/15/10	40,000	43,200
Crown European Holdings SA 10.875% 3/1/13	80,000	93,200
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	130,000	137,150
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	50,000	53,250
8.75% 11/15/12	25,000	27,719
8.875% 2/15/09	95,000	103,075
Owens-Illinois, Inc.:
7.15% 5/15/05	35,000	35,700
7.35% 5/15/08	295,000	304,588
7.8% 5/15/18	45,000	44,100
Sealed Air Corp. 5.625% 7/15/13 (e)	30,000	30,844
		940,626
Metals & Mining - 0.2%
Allegheny Technologies, Inc. 8.375% 12/15/11	45,000	47,925
California Steel Industries, Inc. 6.125% 3/15/14	60,000	58,350
Compass Minerals International, Inc. 0% 12/15/12 (d)	80,000	67,200
CSN Islands VIII Corp. 9.75% 12/16/13 (e)	160,000	160,400
Foundation Pennsylvania Coal Co. 7.25% 8/1/14 (e)	50,000	53,250
International Steel Group, Inc. 6.5% 4/15/14 (e)	125,000	125,000
Massey Energy Co. 6.625% 11/15/10	40,000	41,800
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12 (e)	60,000	59,700
		613,625

	Principal Amount	Value
Paper & Forest Products - 0.2%
Ainsworth Lumber Co. Ltd. 7.25% 10/1/12 (e)	$ 70,000	$ 70,525
Georgia-Pacific Corp.:
7.5% 5/15/06	120,000	127,200
8% 1/15/24	80,000	90,500
8.125% 5/15/11	120,000	138,600
International Paper Co.:
4.25% 1/15/09	35,000	35,120
5.5% 1/15/14	95,000	97,279
Norske Skog Canada Ltd. 8.625% 6/15/11	150,000	162,375
		721,599
TOTAL MATERIALS		3,620,980
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.5%
BellSouth Corp. 5.2% 9/15/14	100,000	100,932
British Telecommunications PLC 8.875% 12/15/30	200,000	262,741
France Telecom SA:
8.75% 3/1/11	105,000	125,693
9.5% 3/1/31	200,000	265,171
Koninklijke KPN NV yankee 8% 10/1/10	200,000	237,835
NTL Cable PLC 8.75% 4/15/14 (e)	45,000	48,600
Primus Telecommunications Group, Inc. 8% 1/15/14	60,000	44,100
Qwest Communications International, Inc.:
7.25% 2/15/11 (e)	20,000	18,950
7.5% 2/15/14 (e)	120,000	110,100
Qwest Corp. 9.125% 3/15/12 (e)	85,000	93,500
Qwest Services Corp. 14% 12/15/10 (e)(g)	75,000	87,938
SBC Communications, Inc. 6.45% 6/15/34	100,000	102,810
Telefonica Europe BV 7.75% 9/15/10	105,000	123,730
Triton PCS, Inc. 8.75% 11/15/11	80,000	53,600
		1,675,700
Wireless Telecommunication Services - 0.3%
America Movil SA de CV:
4.125% 3/1/09 (e)	100,000	97,499
5.5% 3/1/14 (e)	90,000	86,983
American Cellular Corp. 10% 8/1/11	25,000	20,375
American Tower Corp. 9.375% 2/1/09	49,000	52,308
AT&T Wireless Services, Inc. 7.875% 3/1/11	55,000	65,164
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (e)	80,000	76,200
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	80,000	83,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Crown Castle International Corp.: - continued
10.75% 8/1/11	$ 15,000	$ 16,688
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	50,000	57,125
Millicom International Cellular SA 10% 12/1/13 (e)	80,000	80,000
Nextel Communications, Inc.:
7.375% 8/1/15	160,000	171,600
9.5% 2/1/11	20,000	22,675
Nextel Partners, Inc. 8.125% 7/1/11	80,000	84,800
Rogers Wireless, Inc.:
6.375% 3/1/14	115,000	105,225
9.625% 5/1/11	40,000	44,500
Western Wireless Corp. 9.25% 7/15/13	100,000	102,000
		1,166,942
TOTAL TELECOMMUNICATION SERVICES		2,842,642
UTILITIES - 1.7%
Electric Utilities - 0.7%
Allegheny Energy Supply Co. LLC:
8.25% 4/15/12 (e)	170,000	187,000
10.25% 11/15/07 (e)(g)	6,204	6,282
Cleveland Electric Illuminating Co. 5.65% 12/15/13	145,000	150,041
Duke Capital LLC:
4.37% 3/1/09	400,000	403,310
6.75% 2/15/32	210,000	221,273
Exelon Corp. 6.75% 5/1/11	200,000	223,314
FirstEnergy Corp. 6.45% 11/15/11	25,000	27,272
Illinois Power Co.:
7.5% 6/15/09	155,000	176,700
11.5% 12/15/10	60,000	71,100
Nevada Power Co. 10.875% 10/15/09	65,000	75,400
Niagara Mohawk Power Corp. 8.875% 5/15/07	75,000	84,778
PG&E Corp. 6.875% 7/15/08	45,000	48,713
Progress Energy, Inc. 7.1% 3/1/11	270,000	304,849
Sierra Pacific Power Co. 6.25% 4/15/12 (e)	30,000	30,600
Southern California Edison Co. 5% 1/15/14	10,000	10,171
TECO Energy, Inc.:
6.125% 5/1/07	55,000	56,513
10.5% 12/1/07	105,000	121,538
		2,198,854
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	70,000	78,924
Dynegy Holdings, Inc. 10.125% 7/15/13 (e)	50,000	57,250

	Principal Amount	Value
Sonat, Inc.:
6.625% 2/1/08	$ 65,000	$ 63,375
6.75% 10/1/07	70,000	69,913
6.875% 6/1/05	220,000	223,575
7.625% 7/15/11	20,000	19,525
Southern Natural Gas Co. 8.875% 3/15/10	40,000	44,850
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	210,857
Transcontinental Gas Pipe Line Corp. 6.125% 1/15/05	20,000	20,100
		788,369
Multi-Utilities & Unregulated Power - 0.8%
AES Corp.:
8.375% 8/15/07	50,000	50,125
8.5% 11/1/07	29,000	29,689
8.75% 6/15/08	30,000	32,400
8.75% 5/15/13 (e)	170,000	190,825
8.875% 2/15/11	54,000	59,873
9% 5/15/15 (e)	90,000	101,700
9.375% 9/15/10	16,000	18,020
9.5% 6/1/09	144,000	160,380
Calpine Corp.:
7.35% 7/15/07 (e)(g)	113,850	99,050
8.5% 7/15/10 (e)	20,000	15,250
Calpine Generating Co. LLC 7.35% 4/1/10 (e)(g)	10,000	9,600
CMS Energy Corp.:
7.625% 11/15/04	110,000	110,138
7.75% 8/1/10	125,000	132,344
8.5% 4/15/11	85,000	92,756
8.9% 7/15/08	125,000	136,094
9.875% 10/15/07	105,000	116,156
Constellation Energy Group, Inc. 7% 4/1/12	350,000	396,336
Dominion Resources, Inc.:
6.25% 6/30/12	685,000	743,933
8.125% 6/15/10	60,000	71,094
NRG Energy, Inc. 8% 12/15/13 (e)	120,000	128,400
Reliant Energy, Inc.:
9.25% 7/15/10	30,000	32,400
9.5% 7/15/13	10,000	10,900
		2,737,463
TOTAL UTILITIES		5,724,686
TOTAL NONCONVERTIBLE BONDS		44,294,080
TOTAL CORPORATE BONDS (Cost $42,626,837)		44,668,730
U.S. Government and Government Agency Obligations - 10.3%
U.S. Government Agency Obligations - 3.2%
Fannie Mae:
2.5% 6/15/06	410,000	408,563
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
3.25% 8/15/08	$ 550,000	$ 545,396
3.25% 2/15/09	1,216,000	1,197,761
5.25% 8/1/12	75,000	77,953
5.5% 3/15/11	315,000	339,134
6% 5/15/11	2,015,000	2,225,098
6.25% 2/1/11	260,000	287,057
Freddie Mac:
2.875% 5/15/07	3,000,000	2,988,573
3.625% 9/15/08	318,000	319,625
4% 6/12/13	1,575,000	1,498,754
6.25% 7/15/32	166,000	187,208
6.625% 9/15/09	475,000	535,807
6.75% 3/15/31	244,000	291,262
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		10,902,191
U.S. Treasury Inflation Protected Obligations - 0.3%
U.S. Treasury Inflation-Indexed Notes 2% 1/15/14	1,025,090	1,049,636
U.S. Treasury Obligations - 6.8%
U.S. Treasury Bonds:
6.25% 5/15/30	900,000	1,068,188
8% 11/15/21	1,000,000	1,374,570
U.S. Treasury Notes:
1.625% 2/28/06	16,570,000	16,401,038
3.125% 5/15/07	200,000	201,688
6.5% 2/15/10	1,070,000	1,227,742
7% 7/15/06	2,600,000	2,802,311
TOTAL U.S. TREASURY OBLIGATIONS		23,075,537
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $34,781,870)		35,027,364
U.S. Government Agency - Mortgage Securities - 10.2%
Fannie Mae - 9.1%
4.5% 10/1/19 (f)	2,000,000	1,993,750
4.5% 10/1/19 (f)	50,000	49,844
4.5% 7/1/33 to 10/1/33	4,029,605	3,890,614
5% 11/1/17 to 8/1/18	4,559,814	4,642,631
5% 10/1/34 (f)	3,000,000	2,970,000
5% 10/1/34 (f)	2,000,000	1,980,000
5.5% 2/1/11 to 6/1/29	1,429,060	1,476,816
5.5% 10/1/34 (f)	4,105,130	4,161,576
5.5% 10/1/34 (f)	4,000,000	4,055,000
6% 4/1/09 to 1/1/29	1,780,015	1,866,965
6% 10/1/34 (f)	299,817	310,217
6.5% 5/1/11 to 7/1/32	2,667,861	2,812,038
6.5% 10/1/19 (f)	54,792	57,960

	Principal Amount	Value
7% 12/1/24 to 2/1/28	$ 145,325	$ 155,091
7.5% 10/1/26 to 8/1/28	478,592	513,562
TOTAL FANNIE MAE		30,936,064
Freddie Mac - 0.0%
7.5% 1/1/27	35,850	38,582
Government National Mortgage Association - 1.1%
6% 10/1/34 (f)	1,661,547	1,722,297
6.5% 10/15/27 to 4/15/28	350,248	371,124
6.5% 10/1/34 (f)	565,574	596,150
7% 1/15/28 to 7/15/32	573,044	611,408
7.5% 6/15/27 to 3/15/28	145,185	156,582
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		3,457,561
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $34,141,902)		34,432,207
Asset-Backed Securities - 1.0%

ACE Securities Corp. Series 2004-HE1:
Class M1, 2.34% 2/25/34 (g)	50,000	50,007
Class M2, 2.94% 2/25/34 (g)	50,000	50,014
American Express Credit Account Master Trust Series 2001-6 Class B, 2.11% 12/15/08 (g)	200,000	200,607
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 2.27% 4/25/34 (g)	25,000	25,000
Class M2, 2.32% 4/25/34 (g)	25,000	25,000
Amortizing Residential Collateral Trust Series 2003-BC1 Class M2, 2.715% 1/25/32 (g)	45,000	45,154
Argent Securities, Inc. Series 2004-W5 Class M1, 2.44% 4/25/34 (g)	75,000	75,094
Capital One Multi-Asset Execution Trust Series 2003-B4 Class B4, 2.56% 7/15/11 (g)	105,000	106,852
Chase Manhattan Auto Owner Trust Series 2001-A:
Class A4, 5.07% 2/15/08	298,306	301,069
Class CTFS, 5.06% 2/15/08	18,126	18,279
Citibank Credit Card Issuance Trust:
Series 2002-B1 Class B1, 1.9% 6/25/09 (g)	165,000	165,530
Series 2002-C1 Class C1, 2.7% 2/9/09 (g)	250,000	253,273
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 2.34% 5/25/34 (g)	100,000	100,000
Series 2004-3 Class M1, 2.34% 6/25/34 (g)	25,000	25,026
Series 2004-4:
Class A, 2.21% 8/25/34 (g)	91,414	91,414
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Class M1, 2.32% 7/25/34 (g)	$ 75,000	$ 75,000
Class M2, 2.37% 6/25/34 (g)	80,000	80,029
Discover Card Master Trust I:
Series 2001-6 Class A, 5.75% 12/15/08	600,000	629,359
Series 2003-4 Class B1, 2.09% 5/16/11 (g)	155,000	155,501
Fremont Home Loan Trust Series 2004-A:
Class M1, 2.39% 1/25/34 (g)	75,000	75,000
Class M2, 2.99% 1/25/34 (g)	100,000	100,000
Home Equity Asset Trust Series 2002-4 Class M2, 3.665% 3/25/33 (g)	25,000	25,358
MBNA Credit Card Master Note Trust Series 2001-A1 Class A1, 5.75% 10/15/08	200,000	209,428
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 2.34% 7/25/34 (g)	50,000	50,000
Class M3, 2.79% 7/25/34 (g)	25,000	25,000
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 3.74% 5/25/33 (g)	25,000	25,385
Series 2003-NC5 Class M2, 3.84% 4/25/33 (g)	50,000	51,029
Morgan Stanley Dean Witter Capital I Trust Series 2003-NC1 Class M1, 2.89% 11/25/32 (g)	45,000	45,702
Sears Credit Account Master Trust II Series 2000-2 Class A, 6.75% 9/16/09	365,000	379,111
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 2.2% 2/25/34 (g)	36,666	36,666
TOTAL ASSET-BACKED SECURITIES (Cost $3,432,141)		3,494,887
Collateralized Mortgage Obligations - 0.1%

Private Sponsor - 0.0%
CS First Boston Mortgage Securities Corp. floater Series 2004-AR3 Class 6A2, 2.21% 4/25/34 (g)	81,240	81,398
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	22,998	23,963
Residential Asset Mortgage Products, Inc. sequential pay Series 2004-SL2 Class A1, 6.5% 10/25/16	43,536	45,143
TOTAL PRIVATE SPONSOR		150,504

	Principal Amount	Value
U.S. Government Agency - 0.1%
Fannie Mae sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	$ 244,139	$ 262,983
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $409,243)		413,487
Commercial Mortgage Securities - 1.2%

Bayview Commercial Asset Trust floater Series 2004-1 Class A, 2.2% 4/25/34 (e)(g)	96,477	96,168
COMM:
floater:
Series 2002-FL7 Class D, 2.17% 11/15/14 (e)(g)	45,000	45,072
Series 2003-FL9 Class B, 2.1% 11/15/15 (e)(g)	90,000	90,203
Series 2004-LBN2 Class X2, 1.2763% 3/10/39 (e)(g)(h)	314,796	14,280
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1999-C1 Class A2, 7.29% 9/15/41	250,000	283,727
Series 2000-C1 Class A2, 7.545% 4/15/62	500,000	576,439
Series 2004-C1 Class A3, 4.321% 1/15/37	95,000	94,656
Series 1997-C2 Class D, 7.27% 1/17/35	150,000	167,658
Series 2004-C1 Class ASP, 1.2148% 1/15/37 (e)(g)(h)	1,540,000	65,661
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	500,000	579,523
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (e)	105,000	116,306
Series 2003-C1 Class A2A, 3.59% 1/10/40	125,000	125,207
Series 1998-GLII Class E, 7.1905% 4/13/31 (g)	120,000	127,360
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 2000-C9 Class A2, 7.77% 10/15/32	225,000	260,659
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (e)	110,000	106,013
Class C, 4.13% 11/20/37 (e)	110,000	101,441
Merrill Lynch Mortgage Trust Series 2004-KEY2 Class A2, 4.166% 8/12/39	215,000	215,714
Morgan Stanley Capital I, Inc. sequential pay Series 2004-HQ3 Class A2, 4.05% 1/13/41	105,000	104,624
Commercial Mortgage Securities - continued
	Principal Amount	Value
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (e)	$ 500,000	$ 538,426
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C6 Class A2, 4.498% 8/15/35	165,000	168,497
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,638,503)		3,877,634
Foreign Government and Government Agency Obligations - 0.3%

Chilean Republic:
5.625% 7/23/07	150,000	158,156
7.125% 1/11/12	190,000	218,025
State of Israel 4.625% 6/15/13	30,000	28,856
United Mexican States:
5.875% 1/15/14	90,000	91,350
6.375% 1/16/13	300,000	315,900
6.75% 9/27/34	150,000	147,600
7.5% 4/8/33	175,000	184,013
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,102,551)		1,143,900
Floating Rate Loans - 0.1%

TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Qwest Corp. Tranche A term loan 6.5% 6/30/07 (g)	190,000	197,125
UTILITIES - 0.0%
Multi-Utilities & Unregulated Power - 0.0%
AES Corp. term loan 5.875% 8/10/11 (g)	85,714	86,786
TOTAL FLOATING RATE LOANS (Cost $276,186)		283,911
Money Market Funds - 14.6%
	Shares
Fidelity Cash Central Fund, 1.74% (b)	49,488,986	49,488,986
Fidelity Securities Lending Cash Central Fund, 1.71% (b)(c)	159,800	159,800
TOTAL MONEY MARKET FUNDS (Cost $49,648,786)		49,648,786
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.72%, dated 9/30/04 due 10/1/04) (Cost $26,000)	$ 26,001	$ 26,000
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $332,259,621)		356,536,476
NET OTHER ASSETS - (5.1)%		(17,254,156)
NET ASSETS - 100%		$ 339,282,320
Swap Agreements
	Expiration Date	Notional Amount	Value
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	$ 500,000	$ 1,657
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 40 basis points with Lehman Brothers, Inc.	April 2005	500,000	0
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 45 basis points with Lehman Brothers, Inc.	Nov. 2004	2,500,000	2,374
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swap - continued
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	$ 2,000,000	$ 2,914
Receive monthly a return equal to Lehman Brothers Commercial Mortgage-Backed Securities AAA Daily Index and pay monthly a floating rate based on 1-month LIBOR minus 32 basis points with Bank of America	Nov. 2004	490,000	2,032
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 72 basis points with Bank of America	Jan. 2005	500,000	19,485
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	500,000	17,216
		$ 6,990,000	$ 45,678
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,039,620 or 2.7% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $332,436,878. Net unrealized appreciation aggregated $24,099,598, of which $32,567,300 related to appreciated investment securities and $8,467,702 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

September 30, 2004

1.808777.100

VIPDCA-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
CONSUMER DISCRETIONARY - 22.3%
Hotels, Restaurants & Leisure - 0.7%
International Game Technology	800	$ 28,760
MGM MIRAGE (a)	800	39,720
Multimedia Games, Inc. (a)	6,252	96,906
WMS Industries, Inc. (a)	1,600	41,104
		206,490
Household Durables - 1.7%
Harman International Industries, Inc.	4,800	517,200
Internet & Catalog Retail - 6.8%
Amazon.com, Inc. (a)	2,500	102,150
Blue Nile, Inc.	4,900	165,032
GSI Commerce, Inc. (a)	2,700	23,787
IAC/InterActiveCorp (a)	26,780	589,696
Netflix, Inc. (a)	77,500	1,195,050
		2,075,715
Media - 12.0%
Clear Channel Communications, Inc.	12,258	382,082
EchoStar Communications Corp. Class A (a)	17,090	531,841
Fox Entertainment Group, Inc. Class A (a)	7,700	213,598
Gannett Co., Inc.	400	33,504
JC Decaux SA (a)	2,100	47,792
News Corp. Ltd.:
ADR	7,200	236,664
sponsored ADR	677	21,210
NTL, Inc. (a)	20,459	1,269,890
Omnicom Group, Inc.	1,300	94,978
Spanish Broadcasting System, Inc. Class A (a)	6,900	67,896
The DIRECTV Group, Inc. (a)	11,658	205,064
TiVo, Inc. (a)	8,200	54,284
Tribune Co.	1,200	49,380
Univision Communications, Inc. Class A (a)	12,200	385,642
Viacom, Inc. Class B (non-vtg.)	2,300	77,188
		3,671,013
Multiline Retail - 0.2%
Kmart Holding Corp. (a)	600	52,482
Specialty Retail - 0.9%
Chico's FAS, Inc. (a)	7,700	263,340
TOTAL CONSUMER DISCRETIONARY		6,786,240
CONSUMER STAPLES - 0.3%
Tobacco - 0.3%
Altria Group, Inc.	1,800	84,672
ENERGY - 11.1%
Energy Equipment & Services - 10.3%
BJ Services Co.	2,520	132,073
ENSCO International, Inc.	13,560	443,005
Grant Prideco, Inc. (a)	22,680	464,713

	Shares	Value
Grey Wolf, Inc. (a)	16,000	$ 78,240
Halliburton Co.	2,100	70,749
National-Oilwell, Inc. (a)	6,520	214,247
Pride International, Inc. (a)	36,290	718,179
Rowan Companies, Inc. (a)	16,560	437,184
Smith International, Inc. (a)	930	56,479
Varco International, Inc. (a)	5,550	148,851
Weatherford International Ltd. (a)	7,510	383,160
		3,146,880
Oil & Gas - 0.8%
Frontline Ltd. (d)	2,500	117,598
OMI Corp.	8,200	131,364
		248,962
TOTAL ENERGY		3,395,842
FINANCIALS - 7.6%
Capital Markets - 3.7%
Ameritrade Holding Corp. (a)	26,530	318,625
Goldman Sachs Group, Inc.	800	74,592
Janus Capital Group, Inc.	9,000	122,490
Merrill Lynch & Co., Inc.	5,600	278,432
Morgan Stanley	6,800	335,240
		1,129,379
Diversified Financial Services - 2.6%
Citigroup, Inc.	6,400	282,368
J.P. Morgan Chase & Co.	12,300	488,679
		771,047
Insurance - 1.3%
AFLAC, Inc.	3,800	148,998
American International Group, Inc.	3,700	251,563
		400,561
TOTAL FINANCIALS		2,300,987
HEALTH CARE - 12.5%
Biotechnology - 4.0%
Axonyx, Inc. (a)	17,900	101,135
Biogen Idec, Inc. (a)	1,600	97,872
Genentech, Inc. (a)	11,600	608,072
ImClone Systems, Inc. (a)	5,500	290,675
Millennium Pharmaceuticals, Inc. (a)	4,000	54,840
ONYX Pharmaceuticals, Inc. (a)	100	4,301
OSI Pharmaceuticals, Inc. (a)	600	36,876
Rigel Pharmaceuticals, Inc. (a)	531	13,434
		1,207,205
Health Care Equipment & Supplies - 1.5%
Cytyc Corp. (a)	1,500	36,225
Guidant Corp.	400	26,416
Kyphon, Inc. (a)	800	19,824
Zimmer Holdings, Inc. (a)	4,600	363,584
		446,049
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 6.8%
Caremark Rx, Inc. (a)	2,900	$ 93,003
Lincare Holdings, Inc. (a)	2,100	62,391
McKesson Corp.	800	20,520
UnitedHealth Group, Inc.	24,330	1,794,094
WebMD Corp. (a)	16,300	113,448
		2,083,456
Pharmaceuticals - 0.2%
Pfizer, Inc.	800	24,480
Schering-Plough Corp.	1,700	32,402
Wyeth	500	18,700
		75,582
TOTAL HEALTH CARE		3,812,292
INDUSTRIALS - 7.7%
Aerospace & Defense - 2.4%
Lockheed Martin Corp.	12,900	719,562
Airlines - 1.3%
AirTran Holdings, Inc. (a)	17,900	178,284
Delta Air Lines, Inc. (a)	52,500	172,725
Frontier Airlines, Inc. (a)	200	1,536
JetBlue Airways Corp. (a)	500	10,460
Southwest Airlines Co.	2,100	28,602
		391,607
Commercial Services & Supplies - 4.0%
51Job, Inc. ADR	100	2,075
Apollo Group, Inc. Class A (a)	800	58,696
Career Education Corp. (a)	13,200	375,276
Cendant Corp.	14,760	318,816
Herman Miller, Inc.	4,100	101,065
Monster Worldwide, Inc. (a)	14,500	357,280
Robert Half International, Inc.	600	15,462
		1,228,670
Electrical Equipment - 0.0%
ABB Ltd. sponsored ADR	1,700	10,404
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc.	500	8,200
TOTAL INDUSTRIALS		2,358,443
INFORMATION TECHNOLOGY - 29.3%
Communications Equipment - 4.8%
Alcatel SA sponsored ADR (a)	10,800	126,684
Cisco Systems, Inc. (a)	13,900	251,590
Juniper Networks, Inc. (a)	1,300	30,680
Motorola, Inc.	3,270	58,991
Nokia Corp. sponsored ADR	3,300	45,276
Research in Motion Ltd. (a)	6,800	519,209
Scientific-Atlanta, Inc.	5,400	139,968

	Shares	Value
Sycamore Networks, Inc. (a)	12,300	$ 46,494
Telefonaktiebolaget LM Ericsson ADR (a)	8,300	259,292
		1,478,184
Computers & Peripherals - 1.2%
Dell, Inc. (a)	4,100	145,960
SanDisk Corp. (a)	1,200	34,944
Seagate Technology	8,800	118,976
Western Digital Corp. (a)	6,300	55,377
		355,257
Electronic Equipment & Instruments - 0.7%
Flextronics International Ltd. (a)	15,110	200,208
Internet Software & Services - 9.8%
DoubleClick, Inc. (a)	2,900	17,139
EarthLink, Inc. (a)	6,677	68,773
Google, Inc. Class A	3,755	486,648
j2 Global Communications, Inc. (a)	12,800	404,352
NetRatings, Inc. (a)	23,100	411,873
United Online, Inc. (a)	117,530	1,130,639
Yahoo Japan Corp. (a)	41	182,595
Yahoo Japan Corp. New (a)	33	145,767
Yahoo!, Inc. (a)	4,500	152,595
		3,000,381
IT Services - 2.8%
Affiliated Computer Services, Inc. Class A (a)	13,790	767,689
Cognizant Technology Solutions Corp. Class A (a)	3,300	100,683
		868,372
Semiconductors & Semiconductor Equipment - 8.6%
Altera Corp. (a)	2,500	48,925
Analog Devices, Inc.	6,900	267,582
Applied Materials, Inc. (a)	12,400	204,476
ASML Holding NV (NY Shares) (a)	7,520	96,782
Asyst Technologies, Inc. (a)	3,300	16,863
Cree, Inc. (a)	1,600	48,848
Intel Corp.	16,480	330,589
KLA-Tencor Corp. (a)	11,600	481,168
Lam Research Corp. (a)	5,000	109,400
Linear Technology Corp.	2,100	76,104
Mindspeed Technologies, Inc. (a)	10,500	21,000
National Semiconductor Corp. (a)	900	13,941
Novellus Systems, Inc. (a)	1,700	45,203
NVIDIA Corp. (a)	6,300	91,476
PMC-Sierra, Inc. (a)	10,400	91,624
Skyworks Solutions, Inc. (a)	4,100	38,950
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,300	23,562
Teradyne, Inc. (a)	41,000	549,400
Texas Instruments, Inc.	2,500	53,200
		2,609,093
Software - 1.4%
Microsoft Corp.	2,600	71,890
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Red Hat, Inc. (a)	2,100	$ 25,704
Siebel Systems, Inc. (a)	11,000	82,940
Take-Two Interactive Software, Inc. (a)	6,200	203,670
VERITAS Software Corp. (a)	1,700	30,260
		414,464
TOTAL INFORMATION TECHNOLOGY		8,925,959
MATERIALS - 4.7%
Chemicals - 2.3%
Lyondell Chemical Co.	25,580	574,527
NOVA Chemicals Corp.	2,900	112,070
		686,597
Construction Materials - 0.1%
Florida Rock Industries, Inc.	800	39,192
Metals & Mining - 2.3%
Apex Silver Mines Ltd. (a)	14,100	305,970
Freeport-McMoRan Copper & Gold, Inc. Class B	1,500	60,750
Newmont Mining Corp.	3,740	170,282
Nucor Corp.	400	36,548
Pan American Silver Corp. (a)	7,900	134,990
		708,540
TOTAL MATERIALS		1,434,329
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.0%
Qwest Communications International, Inc. (a)	4,100	13,653
Wireless Telecommunication Services - 1.4%
American Tower Corp. Class A (a)	3,300	50,655
Nextel Communications, Inc. Class A (a)	5,540	132,074
Telesystem International Wireless, Inc. (a)	8,100	77,357
Western Wireless Corp. Class A (a)	6,200	159,402
		419,488
TOTAL TELECOMMUNICATION SERVICES		433,141
TOTAL COMMON STOCKS (Cost $28,448,767)		29,531,905
Money Market Funds - 4.6%
	Shares	Value
Fidelity Cash Central Fund, 1.74% (b)(c) (Cost $1,393,398)	1,393,398	$ 1,393,398
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $29,842,165)	30,925,303
NET OTHER ASSETS - (1.5)%	(456,570)
NET ASSETS - 100%	$ 30,468,733
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $117,598 or 0.4% of net assets.

Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $30,556,633. Net unrealized appreciation aggregated $368,670, of which $3,605,055 related to appreciated investment securities and $3,236,385 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth & Income Portfolio

September 30, 2004

1.808773.100

VIPGI-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.6%
	Shares	Value
CONSUMER DISCRETIONARY - 21.4%
Hotels, Restaurants & Leisure - 0.5%
Carnival Corp. unit	152,200	$ 7,197,538
Media - 17.8%
E.W. Scripps Co. Class A	659,200	31,496,576
EchoStar Communications Corp. Class A (a)	3,954,400	123,060,928
News Corp. Ltd. ADR	530,500	17,437,535
Omnicom Group, Inc.	1,411,400	103,116,884
		275,111,923
Multiline Retail - 2.6%
Kohl's Corp. (a)	823,600	39,689,284
Textiles Apparel & Luxury Goods - 0.5%
Liz Claiborne, Inc.	205,800	7,762,776
TOTAL CONSUMER DISCRETIONARY		329,761,521
CONSUMER STAPLES - 13.7%
Beverages - 0.9%
The Coca-Cola Co.	328,300	13,148,415
Food & Staples Retailing - 6.2%
Costco Wholesale Corp.	467,400	19,425,144
Wal-Mart Stores, Inc.	1,051,100	55,918,520
Walgreen Co.	553,100	19,817,573
		95,161,237
Food Products - 0.5%
McCormick & Co., Inc. (non-vtg.)	224,100	7,695,594
Household Products - 2.5%
Colgate-Palmolive Co.	221,200	9,993,816
Kimberly-Clark Corp.	441,200	28,497,108
		38,490,924
Personal Products - 2.5%
Gillette Co.	936,200	39,076,988
Tobacco - 1.1%
Altria Group, Inc.	360,760	16,970,150
TOTAL CONSUMER STAPLES		210,543,308
ENERGY - 4.4%
Oil & Gas - 4.4%
BP PLC sponsored ADR	361,900	20,820,107
Exxon Mobil Corp.	980,856	47,404,770
		68,224,877
FINANCIALS - 21.1%
Capital Markets - 10.9%
Goldman Sachs Group, Inc.	427,000	39,813,480
Merrill Lynch & Co., Inc.	1,066,300	53,016,436
Morgan Stanley	1,510,200	74,452,860
		167,282,776
Commercial Banks - 4.9%
Wells Fargo & Co.	1,274,700	76,010,361

	Shares	Value
Consumer Finance - 0.9%
American Express Co.	265,200	$ 13,647,192
Insurance - 4.4%
Allstate Corp.	326,300	15,659,137
American International Group, Inc.	518,605	35,259,954
PartnerRe Ltd.	111,600	6,103,404
St. Paul Travelers Companies, Inc.	332,639	10,997,045
		68,019,540
TOTAL FINANCIALS		324,959,869
HEALTH CARE - 2.7%
Biotechnology - 0.3%
Amgen, Inc. (a)	73,200	4,148,976
Health Care Equipment & Supplies - 1.0%
Advanced Medical Optics, Inc. (a)	1	40
Alcon, Inc.	126,600	10,153,320
Medtronic, Inc.	102,200	5,304,180
		15,457,540
Pharmaceuticals - 1.4%
Allergan, Inc.	98,500	7,146,175
Pfizer, Inc.	496,500	15,192,900
		22,339,075
TOTAL HEALTH CARE		41,945,591
INDUSTRIALS - 4.2%
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	115,500	6,442,590
Northrop Grumman Corp.	169,300	9,028,769
		15,471,359
Airlines - 0.6%
Continental Airlines, Inc. Class B (a)	668,500	5,695,620
Southwest Airlines Co.	179,500	2,444,790
		8,140,410
Industrial Conglomerates - 2.1%
General Electric Co.	970,300	32,582,674
Road & Rail - 0.5%
Union Pacific Corp.	136,200	7,981,320
TOTAL INDUSTRIALS		64,175,763
INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	1,299,500	23,520,950
Foundry Networks, Inc. (a)	300	2,847
		23,523,797
Computers & Peripherals - 0.6%
Diebold, Inc.	189,000	8,826,300
IT Services - 0.5%
Paychex, Inc.	241,819	7,290,843
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 3.3%
Microsoft Corp.	1,867,400	$ 51,633,610
TOTAL INFORMATION TECHNOLOGY		91,274,550
MATERIALS - 3.0%
Containers & Packaging - 3.0%
Ball Corp.	12	449
Packaging Corp. of America	186,400	4,561,208
Smurfit-Stone Container Corp. (a)	2,174,200	42,114,254
		46,675,911
TELECOMMUNICATION SERVICES - 12.2%
Diversified Telecommunication Services - 12.2%
BellSouth Corp.	3,150,000	85,428,000
SBC Communications, Inc.	1,021,830	26,516,489
Verizon Communications, Inc.	1,929,300	75,975,834
		187,920,323
UTILITIES - 1.0%
Electric Utilities - 1.0%
Entergy Corp.	255,500	15,485,855
TOTAL COMMON STOCKS (Cost $1,269,038,408)		1,380,967,568
Money Market Funds - 11.8%

Fidelity Cash Central Fund, 1.74% (b)	159,663,236	159,663,236
Fidelity Securities Lending Cash Central Fund, 1.71% (b)(c)	22,086,225	22,086,225
TOTAL MONEY MARKET FUNDS (Cost $181,749,461)		181,749,461
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $1,450,787,869)	1,562,717,029
NET OTHER ASSETS - (1.4)%	(21,850,958)
NET ASSETS - 100%	$ 1,540,866,071
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $1,453,405,542. Net unrealized appreciation aggregated $109,311,487, of which $181,762,590 related to appreciated investment securities and $72,451,103 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Opportunities Portfolio

September 30, 2004

1.808783.100

VIPGRO-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
CONSUMER DISCRETIONARY - 16.2%
Automobiles - 0.3%
Harley-Davidson, Inc.	30,400	$ 1,806,976
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp. unit	47,800	2,260,462
Hilton Hotels Corp.	210,170	3,959,603
McDonald's Corp.	67,000	1,878,010
Royal Caribbean Cruises Ltd.	23,500	1,024,600
Starwood Hotels & Resorts Worldwide, Inc. unit	85,200	3,954,984
		13,077,659
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	48,200	1,969,452
Leisure Equipment & Products - 0.3%
Brunswick Corp.	42,600	1,949,376
Media - 8.9%
Clear Channel Communications, Inc.	42,600	1,327,842
Fox Entertainment Group, Inc. Class A (a)	245,300	6,804,622
Lamar Advertising Co. Class A (a)	53,500	2,226,135
McGraw-Hill Companies, Inc.	54,800	4,367,012
Meredith Corp.	41,800	2,147,684
News Corp. Ltd. ADR	313,200	10,294,884
Omnicom Group, Inc.	91,300	6,670,378
The DIRECTV Group, Inc. (a)	78,300	1,377,297
Time Warner, Inc. (a)	362,200	5,845,908
Univision Communications, Inc. Class A (a)	265,800	8,401,938
Viacom, Inc. Class B (non-vtg.)	272,820	9,155,839
Walt Disney Co.	162,600	3,666,630
		62,286,169
Multiline Retail - 0.9%
Kohl's Corp. (a)	36,000	1,734,840
Nordstrom, Inc.	95,000	3,632,800
Target Corp.	24,000	1,086,000
		6,453,640
Specialty Retail - 2.5%
Best Buy Co., Inc.	47,800	2,592,672
Home Depot, Inc.	210,600	8,255,520
Lowe's Companies, Inc.	6,800	369,580
Staples, Inc.	219,500	6,545,490
		17,763,262
Textiles Apparel & Luxury Goods - 1.1%
Coach, Inc. (a)	30,000	1,272,600
NIKE, Inc. Class B	23,900	1,883,320
Polo Ralph Lauren Corp. Class A	91,100	3,313,307
Warnaco Group, Inc. (a)	53,800	1,195,974
		7,665,201
TOTAL CONSUMER DISCRETIONARY		112,971,735

	Shares	Value
CONSUMER STAPLES - 9.3%
Beverages - 1.2%
PepsiCo, Inc.	127,700	$ 6,212,605
The Coca-Cola Co.	53,900	2,158,695
		8,371,300
Food & Staples Retailing - 3.4%
Albertsons, Inc.	48,700	1,165,391
CVS Corp.	71,600	3,016,508
Sysco Corp.	36,500	1,092,080
Wal-Mart Stores, Inc.	342,600	18,226,320
		23,500,299
Food Products - 1.7%
Archer-Daniels-Midland Co.	144,000	2,445,120
Bunge Ltd.	77,200	3,086,456
Dean Foods Co. (a)	48,700	1,461,974
Hershey Foods Corp.	54,800	2,559,708
Kellogg Co.	23,800	1,015,308
The J.M. Smucker Co.	30,978	1,375,733
		11,944,299
Household Products - 0.8%
Clorox Co.	53,800	2,867,540
Colgate-Palmolive Co.	30,400	1,373,472
Procter & Gamble Co.	21,640	1,171,157
		5,412,169
Personal Products - 2.0%
Gillette Co.	337,370	14,081,824
Tobacco - 0.2%
Altria Group, Inc.	30,420	1,430,957
TOTAL CONSUMER STAPLES		64,740,848
ENERGY - 5.8%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	65,700	2,872,404
Halliburton Co.	48,700	1,640,703
Schlumberger Ltd. (NY Shares)	139,800	9,409,938
		13,923,045
Oil & Gas - 3.8%
BP PLC sponsored ADR	136,590	7,858,023
Exxon Mobil Corp.	380,800	18,404,064
		26,262,087
TOTAL ENERGY		40,185,132
FINANCIALS - 17.3%
Capital Markets - 4.9%
E*TRADE Financial Corp. (a)	322,500	3,682,950
Goldman Sachs Group, Inc.	91,000	8,484,840
Lehman Brothers Holdings, Inc.	48,200	3,842,504
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Merrill Lynch & Co., Inc.	224,400	$ 11,157,168
Morgan Stanley	146,400	7,217,520
		34,384,982
Commercial Banks - 3.8%
Bank of America Corp.	457,600	19,827,808
Wachovia Corp.	36,400	1,708,980
Wells Fargo & Co.	77,700	4,633,251
		26,170,039
Consumer Finance - 2.4%
American Express Co.	283,600	14,594,056
SLM Corp.	42,600	1,899,960
		16,494,016
Diversified Financial Services - 2.7%
Citigroup, Inc.	425,807	18,786,605
Insurance - 3.5%
ACE Ltd.	48,200	1,930,892
AFLAC, Inc.	35,700	1,399,797
American International Group, Inc.	288,262	19,598,933
MetLife, Inc.	41,700	1,611,705
		24,541,327
TOTAL FINANCIALS		120,376,969
HEALTH CARE - 13.4%
Biotechnology - 1.3%
Celgene Corp. (a)	27,900	1,624,617
Genentech, Inc. (a)	72,300	3,789,966
Genzyme Corp. - General Division (a)	36,000	1,958,760
OSI Pharmaceuticals, Inc. (a)	22,000	1,352,120
		8,725,463
Health Care Equipment & Supplies - 4.5%
Alcon, Inc.	78,200	6,271,640
Bausch & Lomb, Inc.	53,600	3,561,720
Becton, Dickinson & Co.	74,700	3,861,990
Boston Scientific Corp. (a)	35,700	1,418,361
C.R. Bard, Inc.	47,600	2,695,588
Dade Behring Holdings, Inc. (a)	47,500	2,646,605
Guidant Corp.	48,500	3,202,940
Medtronic, Inc.	85,900	4,458,210
St. Jude Medical, Inc. (a)	42,830	3,223,814
		31,340,868
Health Care Providers & Services - 1.1%
UnitedHealth Group, Inc.	108,100	7,971,294
Pharmaceuticals - 6.5%
Abbott Laboratories	95,630	4,050,887
Eli Lilly & Co.	35,800	2,149,790
Johnson & Johnson	135,600	7,638,348
Merck & Co., Inc.	116,100	3,831,300

	Shares	Value
Pfizer, Inc.	525,393	$ 16,077,026
Schering-Plough Corp.	196,500	3,745,290
Wyeth	202,900	7,588,460
		45,081,101
TOTAL HEALTH CARE		93,118,726
INDUSTRIALS - 12.0%
Aerospace & Defense - 2.7%
Honeywell International, Inc.	212,900	7,634,594
Lockheed Martin Corp.	35,800	1,996,924
Northrop Grumman Corp.	53,800	2,869,154
The Boeing Co.	114,100	5,889,842
		18,390,514
Air Freight & Logistics - 2.4%
FedEx Corp.	121,800	10,437,042
United Parcel Service, Inc. Class B	83,500	6,339,320
		16,776,362
Airlines - 0.3%
Southwest Airlines Co.	170,150	2,317,443
Commercial Services & Supplies - 0.2%
Monster Worldwide, Inc. (a)	51,000	1,256,640
Construction & Engineering - 0.4%
Fluor Corp.	59,500	2,648,940
Industrial Conglomerates - 5.2%
3M Co.	90,300	7,221,291
General Electric Co.	649,850	21,821,961
Tyco International Ltd.	242,900	7,447,314
		36,490,566
Machinery - 0.8%
Caterpillar, Inc.	24,300	1,954,935
Danaher Corp.	14,000	717,920
Deere & Co.	47,600	3,072,580
		5,745,435
TOTAL INDUSTRIALS		83,625,900
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 4.5%
Cisco Systems, Inc. (a)	649,060	11,747,986
Juniper Networks, Inc. (a)	349,600	8,250,560
Motorola, Inc.	334,600	6,036,184
QUALCOMM, Inc.	144,200	5,629,568
		31,664,298
Computers & Peripherals - 3.2%
Dell, Inc. (a)	177,600	6,322,560
Diebold, Inc.	89,100	4,160,970
EMC Corp. (a)	190,700	2,200,678
International Business Machines Corp.	12,200	1,046,028
Network Appliance, Inc. (a)	383,200	8,813,600
		22,543,836
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.3%
Yahoo!, Inc. (a)	267,300	$ 9,064,143
IT Services - 0.2%
Paychex, Inc.	49,766	1,500,445
Office Electronics - 0.3%
Xerox Corp. (a)	150,100	2,113,408
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	112,100	4,347,238
Intel Corp.	378,010	7,582,881
KLA-Tencor Corp. (a)	16,300	676,124
National Semiconductor Corp. (a)	321,600	4,981,584
Teradyne, Inc. (a)	41,700	558,780
Texas Instruments, Inc.	170,000	3,617,600
Xilinx, Inc.	93,600	2,527,200
		24,291,407
Software - 4.1%
Microsoft Corp.	690,720	19,098,408
Oracle Corp. (a)	126,500	1,426,920
Red Hat, Inc. (a)	119,899	1,467,564
Symantec Corp. (a)	114,083	6,260,875
		28,253,767
TOTAL INFORMATION TECHNOLOGY		119,431,304
MATERIALS - 2.7%
Chemicals - 2.3%
Dow Chemical Co.	185,300	8,371,854
Monsanto Co.	41,600	1,515,072
Praxair, Inc.	143,300	6,124,642
		16,011,568
Metals & Mining - 0.1%
Alcoa, Inc.	23,700	796,083
Paper & Forest Products - 0.3%
International Paper Co.	47,600	1,923,516
TOTAL MATERIALS		18,731,167
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 2.3%
BellSouth Corp.	35,500	962,760
SBC Communications, Inc.	270,560	7,021,032
Verizon Communications, Inc.	210,800	8,301,304
		16,285,096

	Shares	Value
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. Class A (a)	41,600	$ 991,744
SpectraSite, Inc. (a)	18,200	846,300
		1,838,044
TOTAL TELECOMMUNICATION SERVICES		18,123,140
TOTAL COMMON STOCKS (Cost $570,042,828)		671,304,921
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 1.74% (b)	21,692,415	21,692,415
Fidelity Securities Lending Cash Central Fund, 1.71% (b)(c)	4,494,800	4,494,800
TOTAL MONEY MARKET FUNDS (Cost $26,187,215)		26,187,215
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $596,230,043)		697,492,136
NET OTHER ASSETS - (0.1)%		(881,215)
NET ASSETS - 100%		$ 696,610,921
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $599,037,692. Net unrealized appreciation aggregated $98,454,444, of which $122,726,722 related to appreciated investment securities and $24,272,278 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Mid Cap Portfolio

September 30, 2004

1.808785.100

VIPMID-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 11.5%
Auto Components - 1.4%
Amerigon, Inc. (a)	100	$ 367
Autoliv, Inc.	240,800	9,728,321
Bharat Forge Ltd.	9,125	160,827
BorgWarner, Inc.	139,900	6,056,271
China Yuchai International Ltd.	100	1,393
Continental AG	100	5,443
Gentex Corp.	368,000	12,927,840
IMPCO Technologies, Inc. (a)(d)	1,454,800	7,128,520
Johnson Controls, Inc.	200	11,362
Nokian Tyres Ltd.	96,700	10,522,411
Starcraft Corp. (a)	105	786
		46,543,541
Automobiles - 0.1%
Bajaj Auto Ltd.	35,300	789,495
Denway Motors Ltd.	4,000	1,334
Fiat Spa sponsord ADR (a)	100	717
Harley-Davidson, Inc.	100	5,944
Hero Honda Motors Ltd.	221,071	2,157,048
Mahindra & Mahindra Ltd.	100	931
Maruti Udyog Ltd.	100	771
Tata Motors Ltd.	100	878
Thor Industries, Inc.	200	5,294
		2,962,412
Distributors - 0.0%
Educational Development Corp.	100	1,290
Li & Fung Ltd.	2,000	2,873
		4,163
Hotels, Restaurants & Leisure - 3.0%
Accor SA	100	3,902
AFC Enterprises, Inc. (a)	100	2,178
Applebee's International, Inc.	150	3,792
BJ's Restaurants, Inc. (a)	100	1,587
Buffalo Wild Wings, Inc.	208,000	5,832,320
Jack in the Box, Inc. (a)	23,600	748,828
Jurys Doyle Hotel Group PLC (Ireland)	100	1,312
Krispy Kreme Doughnuts, Inc. (a)	142,100	1,798,986
Kuoni Reisen Holding AG Class B (Reg.)	100	37,107
Outback Steakhouse, Inc.	773,700	32,131,761
P.F. Chang's China Bistro, Inc. (a)	100	4,849
Red Robin Gourmet Burgers, Inc. (a)	220,800	9,642,336
Royal Caribbean Cruises Ltd.	328,700	14,331,320
Sonic Corp. (a)	1,298,025	33,268,381
Total Entertainment Restaurant Corp. (a)	100	871
		97,809,530
Household Durables - 1.7%
Alba PLC	922,402	12,736,362
Arcelik AS (a)	100	1
Fedders Corp.	100	409
Garmin Ltd.	51	2,206
George Wimpey PLC	100	728

	Shares	Value
Harman International Industries, Inc.	155,300	$ 16,733,575
Hovnanian Enterprises, Inc. Class A (a)	200	8,020
LG Electronics, Inc.	167,270	9,616,385
Makita Corp. sponsored ADR	100	1,429
Rational AG	39,471	2,846,996
Sekisui House Ltd.	877,000	8,385,403
Skyworth Digital Holdings Ltd.	2,052	559
Toll Brothers, Inc. (a)	73,900	3,423,787
William Lyon Homes, Inc. (a)	100	8,890
		53,764,750
Internet & Catalog Retail - 0.0%
1-800-FLOWERS.com, Inc. Class A (a)	200	1,660
Alloy, Inc. (a)	100	379
Overstock.com, Inc. (a)	100	3,673
Rakuten, Inc.	1	6,517
ValueVision Media, Inc. Class A (a)	100	1,339
		13,568
Leisure Equipment & Products - 0.0%
Arctic Cat, Inc.	100	2,595
Asia Optical Co., Inc.	28,718	138,644
Jumbo SA	52,800	300,732
Mega Bloks, Inc. (a)	100	1,486
Oakley, Inc.	100	1,190
Polaris Industries, Inc.	200	11,164
SCP Pool Corp.	225	6,017
SHIMANO, Inc.	100	2,559
		464,387
Media - 0.8%
Astral Media, Inc. Class A (non-vtg.)	365,800	8,221,984
Chum Ltd. Class B (non-vtg.)	200	4,121
Clear Media Ltd. (a)	228,000	211,999
Cumulus Media, Inc. Class A (a)	100	1,439
E.W. Scripps Co. Class A	17,600	840,928
Fox Entertainment Group, Inc. Class A (a)	100	2,774
Gemstar-TV Guide International, Inc. (a)	100	565
Getty Images, Inc. (a)	100	5,530
Grupo Televisa SA de CV sponsored ADR	100	5,273
Harris Interactive, Inc. (a)	100	659
Insignia Systems, Inc. (a)	100	82
Modern Times Group AB (MTG) (B Shares) (a)	100	1,869
Padmalaya Telefilms Ltd.	100	154
Saga Communications, Inc. Class A (a)	100	1,695
Salem Communications Corp. Class A (a)	48,300	1,222,956
SBS Broadcasting SA (a)	100	3,366
Scholastic Corp. (a)	100	3,089
SKY Perfect Communications, Inc.	5,512	6,462,604
Sogecable SA (a)	129,200	5,205,809
Spanish Broadcasting System, Inc. Class A (a)	100	984
TiVo, Inc. (a)	100	662
Zee Telefilms Ltd.	1,013,640	3,354,159
		25,552,701
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.2%
99 Cents Only Stores (a)	100	$ 1,423
Dollar General Corp.	100	2,015
Dollar Tree Stores, Inc. (a)	100	2,695
Don Quijote Co. Ltd.	118,100	6,869,711
Family Dollar Stores, Inc.	100	2,710
		6,878,554
Specialty Retail - 2.9%
Abercrombie & Fitch Co. Class A	100	3,150
AC Moore Arts & Crafts, Inc. (a)	707,100	17,486,583
Advance Auto Parts, Inc. (a)	200	6,880
Aeropostale, Inc. (a)	100	2,620
Best Buy Co., Inc.	200	10,848
CarMax, Inc. (a)	803,900	17,324,045
Chico's FAS, Inc. (a)	42,700	1,460,340
Cost Plus, Inc. (a)	100	3,538
Esprit Holdings Ltd.	500	2,539
French Connection Group PLC	100	574
Genesco, Inc. (a)	100	2,355
Guitar Center, Inc. (a)	100	4,330
Hot Topic, Inc. (a)	232,083	3,954,694
KOMERI Co. Ltd.	672,100	14,630,124
Michaels Stores, Inc.	100	5,921
Nitori Co. Ltd.	274,600	15,773,433
O'Reilly Automotive, Inc. (a)	100	3,829
Pacific Sunwear of California, Inc. (a)	166,000	3,494,300
Pantaloon Retail India Ltd.	100	936
Peacock Group PLC	1,271,844	5,738,566
PETsMART, Inc.	24,000	681,360
Pier 1 Imports, Inc.	100	1,808
RONA, Inc. (a)	100,000	2,674,064
Ross Stores, Inc.	255,100	5,979,544
Sa Sa International Holdings Ltd.	2,000	936
Select Comfort Corp. (a)	312,100	5,680,220
Sharper Image Corp. (a)	100	2,145
Shimamura Co. Ltd.	100	6,671
TBC Corp. (a)	100	2,234
The Bombay Company, Inc. (a)	100	733
Tractor Supply Co. (a)	100	3,144
Urban Outfitters, Inc. (a)	400	13,760
		94,956,224
Textiles Apparel & Luxury Goods - 1.4%
Columbia Sportswear Co. (a)	579,600	31,588,200
Compagnie Financiere Richemont unit	100	2,775
Folli Follie SA	61,580	1,775,145
Fossil, Inc. (a)	258,600	8,001,084
Gildan Activewear, Inc. Class A (sub. vtg.) (a)	100	2,820
K-Swiss, Inc. Class A	200	3,850
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	100	2,814

	Shares	Value
NIKE, Inc. Class B	100	$ 7,880
Polo Ralph Lauren Corp. Class A	100	3,637
Quiksilver, Inc. (a)	200	5,084
Ted Baker PLC	764,208	5,795,317
The Swatch Group AG (Bearer)	100	13,534
Timberland Co. Class A (a)	100	5,680
Weyco Group, Inc.	100	3,700
Wolverine World Wide, Inc.	100	2,520
		47,214,040
TOTAL CONSUMER DISCRETIONARY		376,163,870
CONSUMER STAPLES - 5.8%
Beverages - 0.0%
Boston Beer Co., Inc. Class A (a)	100	2,520
Companhia de Bebidas das Americas (AmBev) sponsored ADR	100	2,240
Fomento Economico Mexicano SA de CV sponsored ADR	100	4,418
Grupo Modelo SA de CV Series C	100	243
Hansen Natural Corp. (a)	100	2,412
MGP Ingredients, Inc.	200	1,984
Tsingtao Brewery Co. Ltd. (H Shares)	1,000	1,000
		14,817
Food & Staples Retailing - 0.4%
Central European Distribution Corp. (a)	150	3,351
Massmart Holdings Ltd.	690,669	4,193,588
Plant Co. Ltd.	119,800	1,753,038
Whole Foods Market, Inc.	87,000	7,463,730
		13,413,707
Food Products - 5.0%
Archer-Daniels-Midland Co.	1,342,500	22,795,650
Barry Callebaut AG	100	18,875
Bunge Ltd.	481,300	19,242,374
Corn Products International, Inc.	510,200	23,520,220
Fresh Del Monte Produce, Inc.	100	2,491
Glanbia PLC	784,887	2,537,822
Green Mountain Coffee Roasters, Inc. (a)	202,011	4,246,271
Hershey Foods Corp.	504,300	23,555,853
Hormel Foods Corp.	100	2,678
IAWS Group PLC (Ireland)	50	622
Lindt & Spruengli AG (participation certificate)	2,770	3,192,603
McCormick & Co., Inc. (non-vtg.)	496,000	17,032,640
Peet's Coffee & Tea, Inc. (a)	100	2,339
People's Food Holdings Ltd.	8,370,665	5,764,134
PT Indofood Sukses Makmur Tbk	78,659,500	5,804,310
Smithfield Foods, Inc. (a)	1,357,300	33,932,500
SunOpta, Inc. (a)	39,000	300,131
Wimm-Bill-Dann Foods OJSC ADR (a)	65,400	997,350
Wm. Wrigley Jr. Co.	100	6,331
		162,955,194
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.1%
Central Garden & Pet Co. Class A (a)	100	$ 3,062
Godrej Consumer Products Ltd. (a)	178,876	865,661
Hindustan Lever Ltd.	104,300	284,733
Kao Corp.	1,000	22,131
Reckitt Benckiser PLC	300	7,361
		1,182,948
Personal Products - 0.3%
Alberto-Culver Co.	150	6,522
Estee Lauder Companies, Inc. Class A	118,500	4,953,300
Hengan International Group Co. Ltd.	11,662,000	5,945,269
Kose Corp.	100	3,835
USANA Health Sciences, Inc. (a)	200	6,960
		10,915,886
TOTAL CONSUMER STAPLES		188,482,552
ENERGY - 14.5%
Energy Equipment & Services - 10.7%
BJ Services Co.	622,810	32,641,472
Cal Dive International, Inc. (a)	459,400	16,363,828
Carbo Ceramics, Inc.	100	7,214
Compagnie Generale de Geophysique SA (a)	100	6,709
Cooper Cameron Corp. (a)	317,000	17,384,280
Core Laboratories NV (a)	216,700	5,328,653
FMC Technologies, Inc. (a)	226,600	7,568,440
Global Industries Ltd. (a)	1,530,489	9,458,422
GlobalSantaFe Corp.	681,750	20,895,638
Gulf Island Fabrication, Inc.	168,300	3,753,090
Hydril Co. (a)	114,600	4,922,070
Input/Output, Inc. (a)	1,422,800	14,669,068
Lone Star Technologies, Inc. (a)	62,400	2,358,720
Nabors Industries Ltd. (a)	682,000	32,292,700
National-Oilwell, Inc. (a)	235,300	7,731,958
Noble Corp. (a)	337,500	15,170,625
NS Group, Inc. (a)	100	1,850
Oceaneering International, Inc. (a)	360,086	13,265,568
Parker Drilling Co. (a)	1,899,400	6,970,798
Pason Systems, Inc.	756,300	18,623,532
Patterson-UTI Energy, Inc.	204,300	3,896,001
Pioneer Drilling Co. (a)	1,300,800	10,926,720
Precision Drilling Corp. (a)	153,300	8,824,394
Pride International, Inc. (a)	519,500	10,280,905
Rowan Companies, Inc. (a)	330,400	8,722,560
Smith International, Inc. (a)	233,890	14,204,140
Transocean, Inc. (a)	395,800	14,161,724
Unit Corp. (a)	356,000	12,488,480
Varco International, Inc. (a)	1,153,848	30,946,190

	Shares	Value
Veritas DGC, Inc. (a)	100	$ 2,278
Weatherford International Ltd. (a)	118,100	6,025,462
		349,893,489
Oil & Gas - 3.8%
Ashland, Inc.	25,900	1,452,472
Caltex Australia Ltd.	1,004,943	6,780,521
China Petroleum & Chemical Corp. sponsored ADR	100	4,105
Golar LNG Ltd. (a)	312,000	4,930,821
Golar LNG Ltd. (Nasdaq) (a)	70	1,095
JKX Oil & Gas	91	194
Niko Resources Ltd.	138,000	4,347,533
PetroChina Co. Ltd. sponsored ADR	100	5,376
PetroKazakhstan, Inc. Class A	594,600	20,221,348
Petroleo Brasileiro SA Petrobras sponsored:
ADR	100	3,525
ADR (non-vtg.)	100	3,192
Premcor, Inc. (a)	265,600	10,225,600
Southwestern Energy Co. (a)	1,070,600	44,954,494
Surgutneftegaz JSC sponsored ADR	100	3,611
Talisman Energy, Inc.	194,500	5,054,611
Tesoro Petroleum Corp. (a)	184,900	5,460,097
Valero Energy Corp.	244,100	19,579,261
World Fuel Services Corp.	23,900	855,620
XTO Energy, Inc.	125	4,060
		123,887,536
TOTAL ENERGY		473,781,025
FINANCIALS - 7.4%
Capital Markets - 0.3%
BlackRock, Inc. Class A	100	7,349
Deutsche Bank AG (NY Shares)	13,000	935,220
E*TRADE Financial Corp. (a)	100	1,142
Eaton Vance Corp. (non-vtg.)	100	4,039
Federated Investors, Inc. Class B (non-vtg.)	100	2,844
International Assets Holding Corp. (a)	100	800
Investors Financial Services Corp.	58,900	2,658,157
Mitsubishi Securities Co. Ltd.	582,000	5,617,668
Nuveen Investments, Inc. Class A	100	2,960
T. Rowe Price Group, Inc.	200	10,188
		9,240,367
Commercial Banks - 3.2%
Banco Itau Holding Financeira SA sponsored ADR	8,000	444,000
Bank Austria Creditanstalt AG	201,075	14,278,247
Bank of Baroda	938,172	3,444,491
Bank of Fukuoka Ltd.	2,110,000	10,087,343
Bank of India	6,393,456	7,154,101
Bank of Yokohama Ltd.	2,431,000	13,080,227
BOK Financial Corp. (a)	103	4,595
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Boston Private Financial Holdings, Inc.	106,100	$ 2,648,256
Canara Bank	127,499	430,502
Capitalia Spa	9,229,479	33,962,751
Cathay General Bancorp	20	744
Commerce Bancorp, Inc., New Jersey	68,400	3,775,680
CVB Financial Corp.	110	2,444
East West Bancorp, Inc.	200	6,718
First Horizon National Corp.	100	4,336
Fulton Financial Corp.	11	235
HDFC Bank Ltd. sponsored ADR	10,200	346,290
Hiroshima Bank Ltd.	389,000	1,672,320
ICICI Bank Ltd. sponsored ADR	100	1,380
Irwin Financial Corp.	100	2,582
Lakeland Financial Corp.	100	3,390
M&T Bank Corp.	100	9,570
Nara Bancorp, Inc.	271,280	5,466,292
National Commerce Financial Corp.	100	3,421
OTP Bank Rt.	100	2,250
Popular, Inc.	200	5,260
PrivateBancorp, Inc.	200	5,392
State Bancorp, Inc., New York	5	113
State Bank of India	350,986	3,853,931
Sumitomo Trust & Banking Co. Ltd.	1,000	5,926
TCF Financial Corp.	200	6,058
Texas Regional Bancshares, Inc. Class A	150	4,664
UCBH Holdings, Inc.	100	3,907
UnionBanCal Corp.	100	5,921
Valley National Bancorp	105	2,682
Westcorp	100	4,252
Wintrust Financial Corp.	48,000	2,749,440
		103,479,711
Consumer Finance - 0.0%
American Express Co.	100	5,146
Capital One Financial Corp.	100	7,390
First Cash Financial Services, Inc. (a)	150	3,005
STB Leasing Co. Ltd.	100	1,918
		17,459
Diversified Financial Services - 0.3%
eSpeed, Inc. Class A (a)	100	983
Moody's Corp.	58,600	4,292,450
Power Financial Corp.	100	2,344
Principal Financial Group, Inc.	100	3,597
TSX Group, Inc.	180,100	6,580,234
		10,879,608
Insurance - 2.8%
ACE Ltd.	100	4,006
AFLAC, Inc.	2,800	109,788
Arthur J. Gallagher & Co.	100	3,313
Assurant, Inc.	1,161,500	30,199,000
Brown & Brown, Inc.	38,000	1,736,600

	Shares	Value
Erie Indemnity Co. Class A	100	$ 5,102
Genworth Financial, Inc. Class A	100	2,330
Hilb Rogal & Hobbs Co.	200	7,244
Horace Mann Educators Corp.	100	1,758
MBIA, Inc.	54,600	3,178,266
Mercury General Corp.	34,500	1,824,705
Ohio Casualty Corp. (a)	105,000	2,197,650
Old Republic International Corp.	150	3,755
Progressive Corp.	67,100	5,686,725
Reinsurance Group of America, Inc.	456,400	18,803,680
Scottish Re Group Ltd.	8,100	171,477
StanCorp Financial Group, Inc.	100	7,120
Triad Guaranty, Inc. (a)	100	5,548
UnumProvident Corp.	100	1,569
W.R. Berkley Corp.	618,575	26,079,122
Zenith National Insurance Corp.	300	12,693
		90,041,451
Real Estate - 0.5%
CBL & Associates Properties, Inc.	43,400	2,645,230
Corporate Office Properties Trust (SBI)	147,100	3,768,702
Equity Residential (SBI)	100	3,100
General Growth Properties, Inc.	63,600	1,971,600
Kimco Realty Corp.	19,100	979,830
Manufactured Home Communities, Inc.	100	3,324
Pan Pacific Retail Properties, Inc.	76,600	4,144,060
Plum Creek Timber Co., Inc.	132,400	4,637,972
Weingarten Realty Investors (SBI)	100	3,301
		18,157,119
Thrifts & Mortgage Finance - 0.3%
Doral Financial Corp.	147,800	6,129,266
Golden West Financial Corp., Delaware	30,770	3,413,932
MGIC Investment Corp.	100	6,655
Radian Group, Inc.	100	4,623
Sterling Financial Corp., Washington (a)	110	3,876
W Holding Co., Inc.	153	2,907
Washington Federal, Inc.	110	2,767
		9,564,026
TOTAL FINANCIALS		241,379,741
HEALTH CARE - 19.7%
Biotechnology - 7.5%
Affymetrix, Inc. (a)	190,600	5,853,326
Albany Molecular Research, Inc. (a)	100	960
Alnylam Pharmaceuticals, Inc.	100	576
Applera Corp. - Celera Genomics Group (a)	100	1,169
Bachem Holding AG (B Shares)	100	5,189
Celgene Corp. (a)	100	5,823
Charles River Laboratories International, Inc. (a)	1,215,400	55,665,320
Ciphergen Biosystems, Inc. (a)	100	390
CSL Ltd.	19,303	399,011
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
CytRx Corp. (a)	100	$ 172
Dendreon Corp. (a)	146,900	1,235,429
Digene Corp. (a)	100	2,596
Exact Sciences Corp. (a)	100	330
Exelixis, Inc. (a)	100	806
Gen-Probe, Inc. (a)	31,900	1,271,853
Genencor International, Inc. (a)	100	1,605
Genentech, Inc. (a)	32,400	1,698,408
Global Bio-Chem Technology Group Co. Ltd.	9,744,000	7,435,592
Harvard Bioscience, Inc. (a)(d)	3,023,047	13,301,407
ImmunoGen, Inc. (a)	139,700	705,485
Invitrogen Corp. (a)	1,435,200	78,921,648
Lexicon Genetics, Inc. (a)	100	659
Luminex Corp. (a)	100	713
Martek Biosciences (a)	77,800	3,784,192
Myriad Genetics, Inc. (a)	100	1,710
Neogen Corp. (a)	49,663	969,923
ONYX Pharmaceuticals, Inc. (a)	100	4,301
QIAGEN NV (a)	4,857,800	55,621,810
Renovis, Inc.	100	801
Seattle Genetics, Inc. (a)	81,000	532,170
Serologicals Corp. (a)	84,200	1,964,386
Sirna Therapeutics, Inc. (a)	100	306
Stratagene Corp. (a)	674,700	4,790,370
Strategic Diagnostics, Inc. (a)	626,000	1,339,640
Tanox, Inc. (a)	100	1,687
Techne Corp. (a)	265,600	10,140,608
		245,660,371
Health Care Equipment & Supplies - 3.3%
Advanced Medical Optics, Inc. (a)	100	3,957
Arthrocare Corp. (a)	100	2,929
Bio-Rad Laboratories, Inc. Class A (a)	100	5,110
Bruker BioSciences Corp. (a)	163	564
Cardiodynamics International Corp. (a)	100	460
Cholestech Corp. (a)	245,200	1,657,552
Chromavision Medical Systems, Inc. (a)	100	89
Cooper Companies, Inc.	100	6,855
Cyberonics, Inc. (a)	100	2,046
Cytyc Corp. (a)	100	2,415
Diagnostic Products Corp.	100	4,087
Edwards Lifesciences Corp. (a)	485,800	16,274,300
Epix Pharmaceuticals, Inc. (a)	228,600	4,414,266
IDEXX Laboratories, Inc. (a)	100	5,074
Illumina, Inc. (a)	1,049,200	6,200,772
INAMED Corp. (a)	150	7,151
Integra LifeSciences Holdings Corp. (a)	98,400	3,159,624
Intuitive Surgical, Inc. (a)	500	12,375
Kinetic Concepts, Inc.	100	5,255
Matthews International Corp. Class A	100	3,388
Merit Medical Systems, Inc. (a)	133	2,015

	Shares	Value
Millipore Corp. (a)	368,900	$ 17,651,865
Mine Safety Appliances Co.	300	12,216
Molecular Devices Corp. (a)	74,580	1,757,851
Orthologic Corp. (a)	100,600	708,224
Osteotech, Inc. (a)	100	394
PolyMedica Corp.	200	6,160
Possis Medical, Inc. (a)	104,700	1,639,602
Sola International, Inc. (a)	141,200	2,689,860
Sonic Innovations, Inc. (a)	151,300	689,928
SonoSight, Inc. (a)	100	2,605
Synovis Life Technologies, Inc. (a)	100	956
Synthes, Inc.	1,000	109,233
Thermo Electron Corp. (a)	192,900	5,212,158
Thoratec Corp. (a)	100	962
Varian, Inc. (a)	100	3,787
Ventana Medical Systems, Inc. (a)	100	5,044
Waters Corp. (a)	978,720	43,161,552
Wilson Greatbatch Technologies, Inc. (a)	800	14,312
Young Innovations, Inc.	100	3,300
Zimmer Holdings, Inc. (a)	100	7,904
Zoll Medical Corp. (a)	100	3,339
		105,451,536
Health Care Providers & Services - 7.8%
Advisory Board Co. (a)	100	3,360
Aetna, Inc.	240,900	24,073,137
AMERIGROUP Corp. (a)	49,400	2,778,750
Andrx Corp. (a)	100	2,236
Anthem, Inc. (a)	100	8,725
Caremark Rx, Inc. (a)	1,133,806	36,361,158
Centene Corp. (a)	30,000	1,277,400
Cerner Corp. (a)	110,117	4,763,661
Community Health Systems, Inc. (a)	275,200	7,342,336
Covance, Inc. (a)	626,500	25,041,205
Coventry Health Care, Inc. (a)	269,350	14,375,210
Dynacq Healthcare, Inc. (a)	100	660
Eclipsys Corp. (a)	100	1,560
eResearchTechnology, Inc. (a)	58,000	773,140
Evotec OAI AG (a)	100	453
Gambro AB (A Shares)	100	1,147
Health Management Associates, Inc. Class A	100	2,043
HealthExtras, Inc. (a)	203,200	2,832,608
Humana, Inc. (a)	296,600	5,926,068
ICON PLC sponsored ADR (a)	380,326	12,516,529
IDX Systems Corp. (a)	100	3,245
IMS Health, Inc.	1,757,800	42,046,576
Inveresk Research Group, Inc. (a)	639,800	23,602,222
iSoft Group PLC	35	247
Lifeline Systems, Inc. (a)	66,600	1,626,372
Merge Technologies, Inc. (a)	100	1,726
Molina Healthcare, Inc. (a)	176,657	6,271,324
NDCHealth Corp.	100	1,605
OCA, Inc. (a)	100	474
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Odyssey Healthcare, Inc. (a)	200	$ 3,550
PAREXEL International Corp. (a)	415,400	8,141,840
Pediatrix Medical Group, Inc. (a)	138,300	7,585,755
Pharmaceutical Product Development, Inc. (a)	309,500	11,142,000
ProxyMed, Inc. (a)	181,142	1,805,986
Quest Diagnostics, Inc.	200	17,644
Renal Care Group, Inc. (a)	150	4,835
ResCare, Inc. (a)	1,188,803	14,087,316
TriZetto Group, Inc. (a)	100	583
WebMD Corp. (a)	100	696
WellPoint Health Networks, Inc. (a)	100	10,509
		254,435,891
Pharmaceuticals - 1.1%
Able Laboratories, Inc. (a)	100	1,916
Allergan, Inc.	100	7,255
American Pharmaceutical Partners, Inc. (a)	150	4,136
Bentley Pharmaceuticals, Inc. (a)	100	1,059
Caraco Pharmaceutical Laboratories Ltd. (a)	100	770
Cipla Ltd.	50,500	325,801
Connetics Corp. (a)	248,300	6,709,066
Dr. Reddy's Laboratories Ltd. ADR	186,900	3,012,828
Endo Pharmaceuticals Holdings, Inc. (a)	200	3,672
Hi-Tech Pharmacal Co., Inc. (a)	100	1,592
Impax Laboratories, Inc. (a)	100	1,536
KV Pharmaceutical Co. Class A (a)	150	2,685
Merck KGaA	240,621	13,776,838
Nektar Therapeutics (a)	100	1,448
Ranbaxy Laboratories Ltd. sponsored GDR	270,300	6,487,200
Roche Holding AG (participation certificate)	60,543	6,272,878
Salix Pharmaceuticals Ltd. (a)	150	3,228
SuperGen, Inc. (a)	100	618
Warner Chilcott PLC ADR	100	5,557
		36,620,083
TOTAL HEALTH CARE		642,167,881
INDUSTRIALS - 9.0%
Aerospace & Defense - 1.4%
Cubic Corp.	100	2,290
DRS Technologies, Inc. (a)	204,900	7,671,456
EDO Corp.	180,400	5,006,100
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	100	2,640
General Dynamics Corp.	100	10,210

	Shares	Value
L-3 Communications Holdings, Inc.	478,800	$ 32,079,600
Rockwell Collins, Inc.	100	3,714
		44,776,010
Air Freight & Logistics - 0.2%
Business Post Group PLC	100	1,035
C.H. Robinson Worldwide, Inc.	65,850	3,054,782
CNF, Inc.	100	4,099
Expeditors International of Washington, Inc.	54,900	2,838,330
Forward Air Corp. (a)	100	4,002
		5,902,248
Airlines - 0.0%
Southwest Airlines Co.	100	1,362
Building Products - 0.0%
American Woodmark Corp.	200	7,405
Quixote Corp.	100	1,928
Simpson Manufacturing Co. Ltd.	100	6,320
Trex Co., Inc. (a)	100	4,428
Wienerberger AG	100	3,756
		23,837
Commercial Services & Supplies - 2.8%
Apollo Group, Inc. Class A (a)	311	22,818
Benesse Corp.	100	2,790
Bennett Environmental, Inc. (a)	167,100	827,719
Bright Horizons Family Solutions, Inc. (a)(d)	685,300	37,204,937
Bunzl PLC	101	762
ChoicePoint, Inc. (a)	350,500	14,948,825
Coinstar, Inc. (a)	100	2,330
Concorde Career Colleges, Inc. (a)	100	1,537
Corporate Executive Board Co.	100	6,124
CoStar Group, Inc. (a)	100	4,919
Dun & Bradstreet Corp. (a)	100	5,870
Education Management Corp. (a)	75,500	2,011,320
Fullcast Co. Ltd.	5,184	10,554,110
Gevity HR, Inc.	100	1,538
GFK AG	20	560
Intertek Group PLC	100	1,087
Ionics, Inc. (a)	666,900	18,006,300
ITE Group PLC	100	133
ITT Educational Services, Inc. (a)	100	3,605
Labor Ready, Inc. (a)	100	1,402
National Research Corp. (a)	100	1,512
PICO Holdings, Inc. (a)	100	1,903
Princeton Review, Inc. (a)	654,995	4,912,463
Ritchie Brothers Auctioneers, Inc.	200	6,130
Robert Half International, Inc.	100	2,577
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	91	50,066
Stericycle, Inc. (a)	100	4,590
Tetra Tech, Inc. (a)	20,356	257,911
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Trojan Technologies Corp. (a)	100	$ 838
Universal Technical Institute, Inc.	85,900	2,592,462
		91,439,138
Construction & Engineering - 1.2%
Arcadis NV	9,700	144,031
Arcadis NV	2,800	40,600
Chicago Bridge & Iron Co. NV	294,400	8,829,056
Dycom Industries, Inc. (a)	316,700	8,991,113
EMCOR Group, Inc. (a)	100	3,762
Fluor Corp.	301,500	13,422,780
Foster Wheeler Ltd. (a)(d)	2,435,200	1,144,544
Jacobs Engineering Group, Inc. (a)	196,600	7,527,814
		40,103,700
Electrical Equipment - 0.4%
AstroPower, Inc. (a)	100	0
BYD Co. Ltd. (H Shares)	184,500	560,797
Fujikura Ltd.	1,000	4,154
II-VI, Inc. (a)	100	3,501
Rockwell Automation, Inc.	306,900	11,877,030
Roper Industries, Inc.	100	5,746
		12,451,228
Industrial Conglomerates - 0.0%
Teleflex, Inc.	18,000	765,000
Machinery - 2.9%
AGCO Corp. (a)	1,782,400	40,317,888
Ceradyne, Inc. (a)	150	6,587
CNH Global NV	413,100	8,088,498
CUNO, Inc. (a)	117,600	6,791,400
Donaldson Co., Inc.	200	5,678
Flowserve Corp. (a)	312,700	7,561,086
Graco, Inc.	668,700	22,401,450
Heidelberger Druckmaschinen AG (a)	108,500	3,238,334
Illinois Tool Works, Inc.	100	9,317
Koyo Seiko Co. Ltd.	1,000	11,225
Middleby Corp.	100	5,265
PACCAR, Inc.	150	10,368
Toshiba Machine Co. Ltd.	1,000	3,626
Wabash National Corp. (a)	100	2,747
Watts Water Technologies, Inc. Class A	100	2,685
Zenon Environmental, Inc. (a)	345,300	5,725,125
		94,181,279
Marine - 0.0%
Alexander & Baldwin, Inc.	48,700	1,652,878
Road & Rail - 0.1%
Burlington Northern Santa Fe Corp.	56,700	2,172,177
Guangshen Railway Co. Ltd. sponsored ADR	100	1,414
Heartland Express, Inc.	150	2,768
Knight Transportation, Inc. (a)	150	3,213

	Shares	Value
Landstar System, Inc. (a)	37,600	$ 2,206,368
Old Dominion Freight Lines, Inc. (a)	150	4,322
		4,390,262
Trading Companies & Distributors - 0.0%
Fastenal Co.	200	11,520
Richelieu Hardware Ltd.	100	1,629
		13,149
Transportation Infrastructure - 0.0%
Sea Containers Ltd. Class B	7,900	120,475
TOTAL INDUSTRIALS		295,820,566
INFORMATION TECHNOLOGY - 8.1%
Communications Equipment - 0.6%
Arris Group, Inc. (a)	100	522
Avaya, Inc. (a)	2,900	40,426
Black Box Corp.	100	3,695
Comtech Telecommunications Corp. (a)	100	2,710
NETGEAR, Inc. (a)	548,100	6,697,782
Option NV (a)	90	2,152
Plantronics, Inc.	119,100	5,149,884
Polycom, Inc. (a)	200	3,964
Research in Motion Ltd. (a)	66,600	5,085,194
SafeNet, Inc. (a)	150,401	3,967,578
		20,953,907
Computers & Peripherals - 0.0%
Applied Films Corp. (a)	100	1,801
Compal Electronics, Inc.	1,072	1,063
Gemplus International SA ADR (a)	100	376
iCAD, Inc. (a)	100	311
Intergraph Corp. (a)	100	2,717
M-Systems Flash Disk Pioneers Ltd. (a)	900	14,868
Moser-Baer India Ltd.	200	941
Network Appliance, Inc. (a)	100	2,300
Overland Storage, Inc. (a)	100	1,399
Psion PLC	100	94
Stratasys, Inc. (a)	150	4,733
Synaptics, Inc. (a)	100	2,016
		32,619
Electronic Equipment & Instruments - 3.4%
Brightpoint, Inc. (a)	150	2,580
CDW Corp.	208,092	12,075,579
CellStar Corp. (a)	100	456
Cogent, Inc.	100	1,822
Cognex Corp.	100	2,620
Dionex Corp. (a)	91,700	5,015,990
Elec & Eltek International Co. Ltd.	1,613,000	4,629,310
Excel Technology, Inc. (a)	100	2,582
Fargo Electronics, Inc. (a)	100	969
FLIR Systems, Inc. (a)	89,245	5,220,833
Global Imaging Systems, Inc. (a)	100	3,108
Hon Hai Precision Industries Co. Ltd.	8,750,800	30,139,641
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
I. D. Systems Inc. (a)	100	$ 1,407
Iteris Holdings, Inc. (a)	100	325
Itron, Inc. (a)	100	1,745
Keyence Corp.	19,700	4,150,384
Landauer, Inc.	100	4,693
Metrologic Instruments, Inc. (a)	200	3,170
Mettler-Toledo International, Inc. (a)	322,900	15,247,338
MTS Systems Corp.	100	2,125
National Instruments Corp.	33,350	1,009,505
Robotic Vision Systems, Inc. (a)	100	120
ScanSource, Inc. (a)	100	6,380
Symbol Technologies, Inc.	2,531,800	32,001,952
Universal Display Corp. (a)	100	842
Yageo Corp. sponsored GDR (a)	100	190
		109,525,666
Internet Software & Services - 0.8%
Akamai Technologies, Inc. (a)	100	1,405
aQuantive, Inc. (a)	564,511	5,447,531
Ask Jeeves, Inc. (a)	100	3,271
Blue Coat Systems, Inc. (a)	100	1,440
Digital Impact, Inc. (a)	100	140
DoubleClick, Inc. (a)	100	591
EarthLink, Inc. (a)	100	1,030
FindWhat.com (a)	100	1,873
iPass, Inc. (a)	100	599
LookSmart Ltd. (a)	100	147
Neoforma, Inc. (a)	100	931
Net2Phone, Inc. (a)	100	322
Netease.com, Inc. sponsored ADR (a)	100	3,793
Netegrity, Inc. (a)	100	751
NIC, Inc. (a)	10	54
Open Text Corp. (a)	100	1,719
RealNetworks, Inc. (a)	1,294,709	6,033,344
Sina Corp. (a)	100	2,549
Sohu.com, Inc. (a)	39,000	648,570
SonicWALL, Inc. (a)	100	676
United Online, Inc. (a)	150	1,443
ValueClick, Inc. (a)	100	944
VeriSign, Inc. (a)	647,900	12,880,252
WebEx Communications, Inc. (a)	100	2,182
Websense, Inc. (a)	27,400	1,141,758
		26,177,315
IT Services - 1.3%
Affiliated Computer Services, Inc. Class A (a)	529,600	29,482,832
Alliance Data Systems Corp. (a)	100	4,056
Anteon International Corp. (a)	100	3,665
DST Systems, Inc. (a)	150,800	6,706,076
Global Payments, Inc.	100	5,355
Hewitt Associates, Inc. Class A (a)	100	2,646

	Shares	Value
iGate Corp. (a)	100	$ 368
Infocrossing, Inc. (a)	100	1,582
Infosys Technologies Ltd. sponsored ADR	200	11,320
infoUSA, Inc. (a)	100	891
Lionbridge Technologies, Inc. (a)	513,400	4,410,106
ManTech International Corp. Class A (a)	122,000	2,283,840
Maximus, Inc. (a)	100	2,881
Satyam Computer Services Ltd.	100	823
StarTek, Inc.	100	3,136
SunGard Data Systems, Inc. (a)	200	4,754
Syntel, Inc.	100	1,653
The BISYS Group, Inc. (a)	100	1,461
TietoEnator Oyj	100	2,900
Total System Services, Inc.	100	2,524
Tyler Technologies, Inc. (a)	100	884
		42,933,753
Office Electronics - 0.5%
Neopost SA	2,200	141,447
Zebra Technologies Corp. Class A (a)	259,125	15,809,216
		15,950,663
Semiconductors & Semiconductor Equipment - 0.5%
Agere Systems, Inc. Class A (a)	100	105
Analog Devices, Inc.	90,600	3,513,468
ARM Holdings PLC sponsored ADR	100	457
ASM Pacific Technology Ltd.	500	1,638
Cabot Microelectronics Corp. (a)	236,200	8,562,250
Cree, Inc. (a)	46,100	1,407,433
Hi/fn, Inc. (a)	8	70
International Rectifier Corp. (a)	68,600	2,352,980
KLA-Tencor Corp. (a)	39,300	1,630,164
Marvell Technology Group Ltd. (a)	200	5,226
NVIDIA Corp. (a)	100	1,452
Omnivision Technologies, Inc. (a)	400	5,660
Pixelworks, Inc. (a)	100	1,001
PLX Technology, Inc. (a)	100	721
Silicon Image, Inc. (a)	100	1,264
Zoran Corp. (a)	100	1,572
		17,485,461
Software - 1.0%
Adobe Systems, Inc.	75,300	3,725,091
Altiris, Inc. (a)	100	3,165
Bottomline Technologies, Inc. (a)	11	104
Cadence Design Systems, Inc. (a)	100	1,304
Citrix Systems, Inc. (a)	100	1,752
Digimarc Corp. (a)	100	904
Electronic Arts, Inc. (a)	100	4,599
FactSet Research Systems, Inc.	100	4,820
FileNET Corp. (a)	100	1,746
Hyperion Solutions Corp. (a)	100	3,399
Informatica Corp. (a)	100	585
Intuit, Inc. (a)	100	4,540
Macrovision Corp. (a)	87,244	2,100,836
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Manhattan Associates, Inc. (a)	100	$ 2,442
MRO Software, Inc. (a)	100	1,000
NAVTEQ Corp.	100	3,564
NDS Group PLC sponsored ADR (a)	100	2,700
Open Solutions, Inc.	378,602	9,453,692
Plato Learning, Inc. (a)	94,100	831,844
Quality Systems, Inc. (a)	100	5,051
Renaissance Learning, Inc.	43,670	946,329
Roxio, Inc. (a)	100	514
RSA Security, Inc. (a)	100,687	1,943,259
Salesforce.com, Inc.	100	1,563
ScanSoft, Inc. (a)	100	408
SERENA Software, Inc. (a)	100	1,673
Symantec Corp. (a)	17,700	971,376
Synopsys, Inc. (a)	325,800	5,157,414
TALX Corp.	83,200	1,921,088
Temenos Group AG (a)	100	763
THQ, Inc. (a)	198,400	3,860,864
Vastera, Inc. (a)	422,100	747,117
WatchGuard Technologies, Inc. (a)	10	47
		31,705,553
TOTAL INFORMATION TECHNOLOGY		264,764,937
MATERIALS - 21.2%
Chemicals - 1.5%
American Vanguard Corp.	150	5,361
Asian Paints India Ltd.	45,800	322,599
Balchem Corp.	100	2,980
Cambrex Corp.	100	2,195
Ecolab, Inc.	509,300	16,012,392
Headwaters, Inc. (a)	100	3,086
IMC Global, Inc. (a)	117,900	2,050,281
K&S AG	59,500	2,563,159
Minerals Technologies, Inc.	76,700	4,514,562
Nitto Denko Corp.	211,000	9,722,972
NOVA Chemicals Corp.	197,000	7,613,014
Novozymes AS Series B	18,800	848,290
Potash Corp. of Saskatchewan	100	6,420
Quaker Chemical Corp.	100	2,415
Sasa Dupont Sabanci Polyester Sanayi AS (a)	1,000	1
Sinopec Beijing Yanhua Petrochemical Co. Ltd. sponsored ADR	100	2,045
Sinopec Shanghai Petrochemical Co. Ltd.:
(H Shares)	2,000	763
sponsored ADR	134,900	5,221,979
		48,894,514
Construction Materials - 0.0%
Cemex SA de CV sponsored ADR	104	2,927

	Shares	Value
Florida Rock Industries, Inc.	150	$ 7,349
Vulcan Materials Co.	100	5,095
		15,371
Containers & Packaging - 0.4%
Essel Propack Ltd.	13,700	64,049
Packaging Corp. of America	560,800	13,722,776
		13,786,825
Metals & Mining - 18.9%
Agnico-Eagle Mines Ltd.	1,180,230	16,790,274
Agnico-Eagle Mines Ltd. warrants 11/14/07 (a)	23,350	73,553
Arch Coal, Inc.	365,400	12,968,046
Barrick Gold Corp.	100	2,108
BHP Billiton Ltd. sponsored ADR	15,500	321,625
BlueScope Steel Ltd.	1,037,200	6,567,856
Brush Engineered Materials, Inc. (a)	100	2,071
Compania de Minas Buenaventura SA sponsored ADR	1,146,500	27,229,375
CONSOL Energy, Inc.	703,300	24,538,137
Dofasco, Inc.	100	3,376
Falconbridge Ltd.	352,900	9,397,614
Freeport-McMoRan Copper & Gold, Inc. Class B	1,273,800	51,588,900
Glamis Gold Ltd. (a)	129,400	2,399,810
Goldcorp, Inc.	50,000	693,481
Golden Star Resources Ltd. (a)	250,000	1,313,652
Harmony Gold Mining Co. Ltd.	1,049,100	14,316,028
High River Gold Mines Ltd. (a)	1,989,600	2,932,955
IMCO Recycling, Inc. (a)	100	1,140
Inco Ltd. (a)	100	3,915
Inmet Mining Corp. (a)	712,800	12,371,960
International Steel Group, Inc.	2,500	84,250
IPSCO, Inc.	1,165,900	32,590,682
Kinross Gold Corp. (a)	3,984,866	27,065,823
Massey Energy Co.	459,300	13,287,549
Meridian Gold, Inc. (a)	100	1,664
Newmont Mining Corp.	2,314,780	105,391,924
Nippon Steel Corp.	3,401,000	8,098,723
Noranda, Inc.	100	1,744
Nucor Corp.	991,100	90,556,807
Peabody Energy Corp.	411,700	24,496,150
Phelps Dodge Corp.	89,200	8,209,076
Placer Dome, Inc.	100	1,997
POSCO sponsored ADR	100	3,785
Ryerson Tull, Inc.	100	1,717
Schnitzer Steel Industries, Inc. Class A	150	4,853
Steel Dynamics, Inc.	1,977,210	76,359,850
Teck Cominco Ltd. Class B (sub. vtg.)	1,118,800	24,127,242
United States Steel Corp.	331,900	12,486,078
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	203,000	3,125,262
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Worthington Industries, Inc.	3,200	$ 68,320
Xstrata PLC	418,300	6,886,253
		616,365,625
Paper & Forest Products - 0.4%
International Forest Products (Interfor) Class A (a)	9,100	58,058
Lee & Man Paper Manufacturing Ltd.	6,292,000	4,801,390
MAXXAM, Inc. (a)	100	2,835
Sino-Forest Corp. (a)	2,545,700	6,799,294
Votorantim Celulose e Papel SA sponsored ADR	100	3,455
		11,665,032
TOTAL MATERIALS		690,727,367
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.9%
Covad Communications Group, Inc. (a)	387,261	650,598
General Communications, Inc. Class A (a)	100	905
Golden Telecom, Inc.	139,500	3,979,935
Hungarian Telephone & Cable Corp. (a)	100	951
Philippine Long Distance Telephone Co. (a)	100	2,482
Philippine Long Distance Telephone Co. sponsored ADR (a)	516,100	12,923,144
PT Indosat Tbk sponsored ADR	100	2,400
PT Telkomunikasi Indonesia Tbk sponsored ADR	695,200	12,298,088
		29,858,503
Wireless Telecommunication Services - 1.3%
America Movil SA de CV sponsored ADR	224,300	8,754,429
Boston Communications Group, Inc. (a)	100	877
MTN Group Ltd.	2,190,216	10,455,609
Nextel Communications, Inc. Class A (a)	100	2,384
Nextel Partners, Inc. Class A (a)	100	1,658
NII Holdings, Inc. (a)	526,508	21,697,395
Telemig Celular Participacoes SA ADR	100	2,848
		40,915,200
TOTAL TELECOMMUNICATION SERVICES		70,773,703
UTILITIES - 0.0%
Electric Utilities - 0.0%
FPL Group, Inc.	100	6,832
PPL Corp.	100	4,718
		11,550

	Shares	Value
Multi-Utilities & Unregulated Power - 0.0%
Public Service Enterprise Group, Inc.	100	$ 4,260
TOTAL UTILITIES		15,810
TOTAL COMMON STOCKS (Cost $2,489,086,472)		3,244,077,452
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Porsche AG (non-vtg.)	100	65,061
Household Durables - 0.0%
Fedders Corp. Series A, 8.60%	5	118
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $58,459)		65,179
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 1.74% (b)	41,985,501	41,985,501
Fidelity Securities Lending Cash Central Fund, 1.71% (b)(c)	63,824,088	63,824,088
TOTAL MONEY MARKET FUNDS (Cost $105,809,589)		105,809,589
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $2,594,954,520)	3,349,952,220
NET OTHER ASSETS - (2.7)%	(87,333,775)
NET ASSETS - 100%	$ 3,262,618,445
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Bright Horizons Family Solutions, Inc.	$ 28,782,600	$ -	$ -	$ -	$ 37,204,937
Foster Wheeler Ltd.	-	1,389,300	-	-	1,144,544
Harvard Bioscience, Inc.	24,939,580	1,612,609	1,104,712	-	13,301,407
IMPCO Technologies, Inc.	1,771,032	8,457,653	791,283	-	7,128,520
Total	$ 55,493,212	$ 11,459,562	$ 1,895,995	$ -	$ 58,779,408
Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $2,600,892,604. Net unrealized appreciation aggregated $749,059,616, of which $803,801,274 related to appreciated investment securities and $54,741,658 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Strategies Portfolio

September 30, 2004

1.808798.100

VIPVS-QTLY-1104

Investments September 30, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 25.2%
Auto Components - 2.2%
American Axle & Manufacturing Holdings, Inc.	182,800	$ 5,348,728
ArvinMeritor, Inc.	32,400	607,500
Dura Automotive Systems, Inc. Class A (sub. vtg.) (a)	35,100	248,859
Lear Corp.	26,000	1,415,700
TRW Automotive Holdings Corp.	136,000	2,563,600
		10,184,387
Automobiles - 2.4%
Ford Motor Co.	236,700	3,325,635
Nissan Motor Co. Ltd.	707,600	7,717,518
		11,043,153
Hotels, Restaurants & Leisure - 7.2%
AFC Enterprises, Inc. (a)	192,600	4,194,828
Ameristar Casinos, Inc.	71,000	2,147,750
Domino's Pizza, Inc.	154,400	2,269,680
Isle of Capri Casinos, Inc. (a)	42,300	819,351
Jack in the Box, Inc. (a)	311,700	9,890,241
Mikohn Gaming Corp. (a)	15,800	91,640
WMS Industries, Inc. (a)	544,700	13,993,343
		33,406,833
Household Durables - 8.2%
Beazer Homes USA, Inc.	124,493	13,307,057
Centex Corp.	47,300	2,386,758
D.R. Horton, Inc.	161,875	5,359,681
Lennar Corp.:
Class A	153,200	7,292,320
Class B	15,440	676,272
Levitt Corp. Class A	19,700	462,162
M/I Homes, Inc.	1,800	76,392
Maytag Corp.	274,500	5,042,565
Whirlpool Corp.	55,400	3,328,986
		37,932,193
Media - 1.5%
Carmike Cinemas, Inc.	199,800	7,034,958
Specialty Retail - 1.4%
Big Dog Holdings, Inc. (a)	4,300	29,326
Borders Group, Inc.	226,400	5,614,720
Weight Watchers International, Inc. (a)	25,800	1,001,556
		6,645,602
Textiles Apparel & Luxury Goods - 2.3%
Jones Apparel Group, Inc.	289,500	10,364,100
TOTAL CONSUMER DISCRETIONARY		116,611,226

	Shares	Value
CONSUMER STAPLES - 1.6%
Food & Staples Retailing - 1.2%
Koninklijke Ahold NV sponsored ADR	144,500	$ 923,355
Safeway, Inc. (a)	247,700	4,783,087
		5,706,442
Food Products - 0.4%
Fresh Del Monte Produce, Inc.	70,800	1,763,628
TOTAL CONSUMER STAPLES		7,470,070
FINANCIALS - 13.2%
Insurance - 11.9%
ACE Ltd.	295,900	11,853,754
Allstate Corp.	93,900	4,506,261
AMBAC Financial Group, Inc.	24,400	1,950,780
American Equity Investment Life Holding Co.	350,800	3,329,092
Assurant, Inc.	9,200	239,200
Axis Capital Holdings Ltd.	123,000	3,198,000
Endurance Specialty Holdings Ltd.	176,900	5,687,335
Everest Re Group Ltd.	14,100	1,048,053
Infinity Property & Casualty Corp.	49,800	1,470,594
MetLife, Inc.	169,800	6,562,770
Montpelier Re Holdings Ltd.	49,800	1,826,664
Safety Insurance Group, Inc.	51,200	1,138,176
Scottish Re Group Ltd.	12,100	256,157
St. Paul Travelers Companies, Inc.	108,500	3,587,010
United National Group Ltd. Class A	92,100	1,337,292
W.R. Berkley Corp.	165,100	6,960,616
		54,951,754
Thrifts & Mortgage Finance - 1.3%
Sovereign Bancorp, Inc.	274,100	5,980,862
TOTAL FINANCIALS		60,932,616
HEALTH CARE - 1.9%
Health Care Equipment & Supplies - 0.8%
Sola International, Inc. (a)	192,000	3,657,600
Health Care Providers & Services - 0.3%
HealthSouth Corp. (a)	297,700	1,518,270
Pharmaceuticals - 0.8%
King Pharmaceuticals, Inc. (a)	71,300	851,322
Pain Therapeutics, Inc. (a)	248,500	1,786,715
Par Pharmaceutical Companies, Inc. (a)	24,700	887,471
		3,525,508
TOTAL HEALTH CARE		8,701,378
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 11.3%
Building Products - 1.6%
NCI Building Systems, Inc. (a)	13,300	$ 424,270
York International Corp.	226,900	7,167,771
		7,592,041
Commercial Services & Supplies - 3.1%
Central Parking Corp.	144,500	1,910,290
Hudson Highland Group, Inc. (a)	23,767	693,759
Kforce, Inc. (a)	104,490	875,626
Monster Worldwide, Inc. (a)	296,300	7,300,832
Vedior NV (Certificaten Van Aandelen)	225,158	3,486,081
		14,266,588
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. NV	94,700	2,840,053
Granite Construction, Inc.	106,500	2,545,350
		5,385,403
Electrical Equipment - 0.5%
Color Kinetics, Inc.	168,300	2,154,240
TB Wood's Corp.	1,000	5,700
		2,159,940
Industrial Conglomerates - 1.0%
Tyco International Ltd.	155,000	4,752,300
Machinery - 3.9%
Columbus McKinnon Corp. (a)	44,000	397,760
EnPro Industries, Inc. (a)	40	966
Milacron, Inc. (a)	66,900	208,728
Navistar International Corp. (a)	198,200	7,371,058
SPX Corp.	112,200	3,971,880
Timken Co.	240,800	5,928,496
		17,878,888
TOTAL INDUSTRIALS		52,035,160
INFORMATION TECHNOLOGY - 40.0%
Communications Equipment - 6.5%
3Com Corp. (a)	126,900	535,518
ADC Telecommunications, Inc. (a)	1,509,300	2,731,833
AudioCodes Ltd. (a)	204,800	2,578,432
Belden CDT, Inc.	152,900	3,333,220
Endwave Corp. (a)	8,600	111,284
Enterasys Networks, Inc. (a)	628,900	1,006,240
Marconi Corp. PLC (a)	235,825	2,482,768
Netopia, Inc. (a)	99,000	211,860
NMS Communications Corp. (a)	423,000	2,064,240
Performance Technologies, Inc. (a)	335,600	2,120,992
Powerwave Technologies, Inc. (a)	197,300	1,215,368
Telefonaktiebolaget LM Ericsson ADR (a)	278,280	8,693,467
Terayon Communication Systems, Inc. (a)	1,357,300	2,877,476
		29,962,698

	Shares	Value
Computers & Peripherals - 5.0%
EMC Corp. (a)	890,570	$ 10,277,178
PalmOne, Inc. (a)	428,100	13,031,364
		23,308,542
Electronic Equipment & Instruments - 0.8%
AVX Corp.	121,900	1,444,515
Cherokee International Corp.	29,500	247,505
RadiSys Corp. (a)	23,600	329,220
Richardson Electronics Ltd.	56,700	544,887
Solectron Corp. (a)	260,400	1,288,980
		3,855,107
Internet Software & Services - 6.0%
Ariba, Inc. (a)	161,745	1,510,698
Art Technology Group, Inc. (a)	470,500	423,450
Google, Inc. Class A	20,600	2,669,760
Interwoven, Inc. (a)	535,875	3,879,735
Kana Software, Inc. (a)	268,500	453,765
Keynote Systems, Inc. (a)	214,700	3,040,152
Plumtree Software, Inc. (a)	322,900	1,097,860
Primus Knowledge Solutions, Inc. (a)	100,590	117,690
Retek, Inc. (a)	412,439	1,880,722
Selectica, Inc. (a)	489,500	1,855,205
SonicWALL, Inc. (a)	613,200	4,145,232
Vignette Corp. (a)	4,905,300	6,524,049
		27,598,318
Semiconductors & Semiconductor Equipment - 8.2%
Advanced Micro Devices, Inc. (a)	707,700	9,200,100
Agere Systems, Inc. Class A (a)	763,400	801,570
Applied Micro Circuits Corp. (a)	674,300	2,110,559
ASM International NV (Nasdaq) (a)	78,700	1,045,136
ASML Holding NV (NY Shares) (a)	196,800	2,532,816
Atmel Corp. (a)	847,700	3,068,674
Chartered Semiconductor Manufacturing Ltd. ADR (a)	68,900	417,534
Conexant Systems, Inc. (a)	676,712	1,089,506
Freescale Semiconductor, Inc. Class A	97,200	1,389,960
Hi/fn, Inc. (a)	284,000	2,490,680
Integrated Device Technology, Inc. (a)	75,500	719,515
Mattson Technology, Inc. (a)	169,700	1,304,993
Mindspeed Technologies, Inc. (a)	39,733	79,466
MIPS Technologies, Inc. (a)	257,100	1,465,470
Omnivision Technologies, Inc. (a)	39,700	561,755
Pericom Semiconductor Corp. (a)	74,400	718,704
Samsung Electronics Co. Ltd.	4,850	1,929,048
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	573,549	4,095,140
Transwitch Corp. (a)	705,000	888,300
United Microelectronics Corp. sponsored ADR (a)	578,056	1,953,829
		37,862,755
Software - 13.5%
Activision, Inc. (a)	71,525	992,052
Actuate Corp. (a)	978,000	3,452,340
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Aspen Technology, Inc. (a)	365,200	$ 2,552,748
Atari, Inc. (a)	224,472	352,421
BindView Development Corp. (a)	361,200	1,199,184
Concord Communications, Inc. (a)	99,000	883,575
i2 Technologies, Inc. (a)	4,778,600	3,392,806
MapInfo Corp. (a)	319,846	3,454,337
PalmSource, Inc. (a)	42,900	889,746
RADWARE Ltd. (a)	99,200	2,182,400
Siebel Systems, Inc. (a)	353,800	2,667,652
Synopsys, Inc. (a)	75,800	1,199,914
Take-Two Interactive Software, Inc. (a)	652,300	21,428,055
THQ, Inc. (a)	605,900	11,790,814
Ulticom, Inc. (a)	390,200	5,763,254
		62,201,298
TOTAL INFORMATION TECHNOLOGY		184,788,718
MATERIALS - 5.0%
Chemicals - 2.0%
Eastman Chemical Co.	158,600	7,541,430
FMC Corp. (a)	11,100	539,127
Millennium Chemicals, Inc. (a)	49,600	1,052,016
		9,132,573
Construction Materials - 2.1%
Eagle Materials, Inc.	12,754	909,360
Eagle Materials, Inc. Class B	3,546	244,674
Texas Industries, Inc.	96,800	4,979,392
U.S. Concrete, Inc. (a)	568,700	3,514,566
		9,647,992
Containers & Packaging - 0.3%
Anchor Glass Container Corp.	75,700	621,497
Owens-Illinois, Inc. (a)	50,200	803,200
		1,424,697
Metals & Mining - 0.6%
POSCO sponsored ADR	24,800	938,680
Steel Dynamics, Inc.	47,300	1,826,726
		2,765,406
TOTAL MATERIALS		22,970,668
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Covad Communications Group, Inc. (a)	265,100	445,368
Teleglobe International Holdings Ltd. (a)	3,775	13,099
		458,467
Wireless Telecommunication Services - 0.2%
Telesystem International Wireless, Inc. (a)	120,900	1,154,623
TOTAL TELECOMMUNICATION SERVICES		1,613,090

	Shares	Value
UTILITIES - 0.2%
Multi-Utilities & Unregulated Power - 0.2%
Sierra Pacific Resources (a)	119,100	$ 1,065,945
TOTAL COMMON STOCKS (Cost $431,140,840)		456,188,871
Convertible Preferred Stocks - 0.2%

UTILITIES - 0.2%
Electric Utilities - 0.2%
TXU Corp. 8.125% PRIDES	14,800	769,600
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $451,862)		769,600
Convertible Bonds - 0.4%
	Principal Amount
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
WMS Industries, Inc. 2.75% 7/15/10 (d)	$ 780,000	1,173,900
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
SPACEHAB, Inc. 8% 10/15/07	10,000	8,500
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Terayon Communication Systems, Inc. 5% 8/1/07	720,000	644,400
Electronic Equipment & Instruments - 0.0%
Richardson Electronics Ltd. 8.25% 6/15/06	8,000	7,920
TOTAL INFORMATION TECHNOLOGY		652,320
TOTAL CONVERTIBLE BONDS (Cost $1,401,680)		1,834,720
Money Market Funds - 8.2%
	Shares
Fidelity Cash Central Fund, 1.74% (b)	3,276,042	3,276,042
Fidelity Securities Lending Cash Central Fund, 1.71% (b)(c)	34,560,135	34,560,135
TOTAL MONEY MARKET FUNDS (Cost $37,836,177)		37,836,177
TOTAL INVESTMENT PORTFOLIO - 107.5% (Cost $470,830,559)	496,629,368
NET OTHER ASSETS - (7.5)%	(34,530,482)
NET ASSETS - 100%	$ 462,098,886
Security Type Abbreviation
PRIDES - Preferred Redeemable Increased Dividend Equity Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,173,900 or 0.3% of net assets.

Income Tax Information

At September 30, 2004, the aggregate cost of investment securities for income tax purposes was $472,900,701. Net unrealized appreciation aggregated $23,728,667, of which $76,177,044 related to appreciated investment securities and $52,448,377 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-221-5207 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	November 22, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	November 22, 2004